     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 20, 2002
                                                     REGISTRATION NOS. 333-
                                                                       811-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A                   [X]
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. __         [ ]
                         POST-EFFECTIVE AMENDMENT NO. __        [ ]
                                       AND
                          REGISTRATION STATEMENT UNDER          [X]
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. __                [ ]

                          MLIG VARIABLE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  7 ROSZEL ROAD
                               PRINCETON, NJ 08540
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 627-3700

                                ----------------


                                                           COPY TO:
         BARRY G. SKOLNICK, ESQ.                      STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL        SUTHERLAND ASBILL & BRENNAN LLP
   MERRILL LYNCH LIFE INSURANCE COMPANY           1275 PENNSYLVANIA AVENUE, N.W.
             7 ROSZEL ROAD                            WASHINGTON, DC 20004
         PRINCETON, NJ 08540
 (NAME AND ADDRESS OF AGENT FOR SERVICE)

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                                ----------------

Title of Securities being registered:  Shares of Beneficial Interest

                         MLIG VARIABLE INSURANCE TRUST

                                   PROSPECTUS

                                 June   , 2002

LARGE CAP VALUE PORTFOLIO I
LARGE CAP VALUE PORTFOLIO II
RELATIVE VALUE PORTFOLIO
LARGE CAP CORE PORTFOLIO I
LARGE CAP CORE PORTFOLIO II
LARGE CAP GROWTH PORTFOLIO I
LARGE CAP GROWTH PORTFOLIO II
LARGE CAP GROWTH PORTFOLIO III
MID CAP VALUE PORTFOLIO I
MID CAP VALUE PORTFOLIO II
MID CAP GROWTH PORTFOLIO I
MID CAP GROWTH PORTFOLIO II
SMALL CAP VALUE PORTFOLIO I
SMALL CAP VALUE PORTFOLIO II
SMALL CAP GROWTH PORTFOLIO I
SMALL CAP GROWTH PORTFOLIO II
INTERNATIONAL VALUE PORTFOLIO
INTERNATIONAL GROWTH PORTFOLIO
INCOME PORTFOLIO I
INCOME PORTFOLIO II
INCOME PORTFOLIO III

Shares of each Portfolio are offered exclusively to certain registered separate accounts of Merrill Lynch Life Insurance Company (MLLIC) and ML Life Insurance Company of New York ("MLLICNY") as funding vehicles for certain variable annuity and variable life insurance contracts issued by them. Shares are not offered directly to the public.

An investment in a Portfolio of the Trust is not a bank deposit and is not insured, guaranteed, or endorsed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in a Portfolio of the Trust involves investment risks, including possible loss of principal.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED SHARES OF
    THE TRUST OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
INTRODUCTION................................................       1
  Large Cap Value Portfolio I...............................       4
  Large Cap Value Portfolio II..............................       5
  Relative Value Portfolio..................................       6
  Large Cap Core Portfolio I................................       7
  Large Cap Core Portfolio II...............................       8
  Large Cap Growth Portfolio I..............................       9
  Large Cap Growth Portfolio II.............................      10
  Large Cap Growth Portfolio III............................      11
  Mid Cap Value Portfolio I.................................      12
  Mid Cap Value Portfolio II................................      13
  Mid Cap Growth Portfolio I................................      14
  Mid Cap Growth Portfolio II...............................      15
  Small Cap Value Portfolio I...............................      16
  Small Cap Value Portfolio II..............................      17
  Small Cap Growth Portfolio I..............................      18
  Small Cap Growth Portfolio II.............................      19
  International Value Portfolio.............................      20
  International Growth Portfolio............................      21
  Income Portfolio I........................................      22
  Income Portfolio II.......................................      23
  Income Portfolio III......................................      24
INFORMATION ABOUT THE RISKS OF CERTAIN INVESTMENTS AND
  INVESTMENT TECHNIQUES.....................................      25
INVESTMENT MANAGEMENT.......................................      28
OTHER INFORMATION...........................................      41
SERVICE PROVIDERS...........................................      43
APPENDIX....................................................      44
ADDITIONAL INFORMATION ABOUT THE TRUST......................  Back Cover

                                  INTRODUCTION

This prospectus describes twenty-one Portfolios offered by the Trust. Each Portfolio is a separate investment portfolio or mutual fund and has its own investment objective, investment policies, restrictions, and attendant risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. No one can assure that a Portfolio will achieve its investment objective(s) and investors should not consider any one Portfolio to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Portfolio. The investment objective(s) of each Portfolio, the investment policies and the strategies by which it seeks its objective(s), and those investment restrictions not specifically designated as fundamental, may be changed by the Trust's board of trustees without shareholder approval. Certain investment restrictions described in the Statement of Additional Information are fundamental and may only be changed with shareholder approval.

Notwithstanding its investment objective(s), each Portfolio may, for temporary defensive purposes, invest all of its assets in cash and/or money market instruments.

GENERAL DISCUSSION OF RISKS

Different types of securities, investments and investment techniques used by each Portfolio all have attendant risks of varying degrees.

EQUITY SECURITIES. In general, the values of equity securities fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity securities that a Portfolio holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock's price. This is known as market risk. The U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets exhibit fewer clear trends and tend to reflect unpredictable local economic and financial conditions. Equity securities are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value. Therefore, the value of an investment in those Portfolios that hold equity securities may increase or decrease.

INCOME-BEARING SECURITIES. In general, income-bearing securities are subject to the risk of income volatility, interest rate risk (a type of market risk), credit risk (a type of financial risk) and, as to some income-bearing securities, prepayment/extension risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing a Portfolio to lose its investment in the security.

In general, interest rate risk is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when prevailing interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline.

Prepayment risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). If interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment generally increases. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment generally decreases. In either case, a change in the prepayment rate and the resulting change in duration of income-bearing securities held by a Portfolio, can result in losses to investors in the Portfolio.

TERMS USED IN THIS PROSPECTUS

ADVISER: The Trust's investment manager, MLIG Advisers LLC or any subadviser retained by it.

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

FOREIGN GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars.

FOREIGN ISSUERS: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside of the United States,
(3) companies having their principal business operations outside of the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

GOVERNMENT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

HIGH GRADE SECURITIES: Securities rated, at the time of purchase, in the three highest categories by a nationally-recognized statistical rating organization ("NRSRO") (e.g., A or higher by Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P")) or unrated securities that the Adviser determines are of comparable quality.

INCOME-BEARING SECURITIES: Bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); and preferred stock or other securities that pay dividends.

INVESTMENT GRADE SECURITIES: Securities rated, at the time of purchase, in the four highest categories by an NRSRO (e.g., Baa or higher by Moody's or BBB or higher by S&P) or unrated securities that the Adviser determines are of comparable quality.

LARGE CAPITALIZATION: Large Capitalization means securities with a market capitalization falling within the range represented by the Russell 1000(R) Index. As of May 31, 2001 this range was between approximately $1.4 billion and $487 billion. The average market capitalization was approximately $13 billion. The median market capitalization was approximately $3.8 billion.

LOWER-RATED SECURITIES: Securities rated, at the time of purchase, lower than Investment Grade by an NRSRO, or unrated securities that the Adviser determines are of comparable quality.

MID CAPITALIZATION: Mid Capitalization means securities with a market capitalization falling within the range represented by the Russell Midcap(R) Index. As of May 31, 2001 this range was between approximately $1.4 billion and $12 billion. The average market capitalization was approximately $4.0 billion. The median market capitalization was approximately $2.9 billion.

NON-DOLLAR SECURITIES:  Securities denominated or quoted in foreign currency.

PRIMARILY: Where the description of a Portfolio indicates that it invests primarily in certain types of securities, this means that, under normal market conditions, it invests at least 80% of its total assets in such securities.

SAI: The Trust's statement of additional information which contains additional information about the Trust and the Portfolios.

SMALL CAPITALIZATION: Small Capitalization means securities with a market capitalization falling within the range represented by the Russell 2000(R) Index. As of May 31, 2001 this range was between approximately $147 million and $1.4 billion. The average market capitalization was approximately $530 million. The median market capitalization was approximately $410 million.

ADVISERS

MLIG Advisers LLC ("MLIG Advisers") is the investment manager of the Trust and each of the Portfolios. As investment manager, MLIG Advisers is responsible for overall management of the Trust and for retaining Advisers to manage the assets of each Portfolio according to its investment objective and strategies. The Adviser for each Portfolio is identified near the top of the page describing the Portfolio. From time to time, MLIG Advisers may change a Portfolio's Adviser. For more detailed information about MLIG Advisers and the other Advisers, see "Investment Management."

ADVISER MANAGEMENT STYLES

VALUE INVESTING: A portfolio management style that involves seeking securities that:

- Exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);

- Can be acquired for less than what an Adviser believes is the issuer's intrinsic value;

- Appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to an adviser to have strong potential for capital appreciation, or securities of "special situation" companies. A special situation company is one that an adviser believes has potential for significant future earnings growth, but has not performed well in the recent past. Such companies include ones undergoing management changes, corporate or asset restructuring or significantly undervalued assets. For most Advisers, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about, and qualitative analysis of, such companies and issuers. Identifying issuers whose securities are undervalued in light of qualitative factors, involves quantitative analysis focusing on financial ratios and other measures of values.

GROWTH INVESTING. A portfolio management style that involves seeking securities of issuers with above-average recent earnings growth rates and a reasonable likelihood of maintaining such rates in the foreseeable future. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects. Often such issuers are companies with a strong competitive position within their industry or a competitive position within a very strong industry. For most Advisers, growth investing entails analyzing the quality of an issuer's earnings (i.e., the degree to which earnings are derived from sustainable, cash-based sources). For many Advisers, growth investing means analyzing issuers as if they are buying the company or its business, not simply trading its securities. For some Advisers, growth investing also may involve fundamental research about and qualitative analysis of particular companies in order to identify and take advantage of potential short-term earnings increases that are not reflected in the current price of the company's securities.

CORE INVESTING. A portfolio management style that involves significant quantitative analysis of accounting measures of value such as financial ratios, combined with [quantitative] risk management techniques that seek to limit deviations from a performance benchmark. CORE investing entails constructing an investment portfolio where performance is designed to stay close to an identified benchmark while assuming modest calculated risks in order to outperform the benchmark without falling behind it.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          LARGE CAP VALUE PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Lord, Abbett & Co.            typically experience greater volatility over
                                                                   time than funds that invest in income-bearing
                                     ----------------------------  securities.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of larger companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser's approach is to invest in stocks and sectors that it believes the market systematically misprices.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          LARGE CAP VALUE PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     John A. Levin & Company.      typically experience greater volatility over
                                                                   time than funds that invest in income-bearing
                                     ----------------------------  securities.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser often acquires securities of two companies that are similar in many respects except that the Adviser expects them to respond in different ways to particular industry or business changes or events.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                            RELATIVE VALUE PORTFOLIO


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Merrill Lynch Investment      typically experience greater volatility over
                                     Managers, L.P.                time than funds that invest in income-bearing
                                                                   securities.
                                     ----------------------------
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. These risks, and the risks
                                                                   associated with other higher-risk securities
                                                                   and practices that the Portfolio may utilize,
                                                                   are described in more detail in the
                                                                   Introduction, later in this prospectus and in
                                                                   the SAI. Before you invest, please carefully
                                                                   read the section on "Risks of Certain
                                                                   Investments and Investment Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser uses a proprietary multi-factor screen to identify undervalued securities. Securities must meet or exceed a minimum qualifying score in order to be considered for further analysis. The Adviser generally stays within sector limits to avoid overweighting or underweighting any sector by more than 50% in comparison with the S&P 500.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                           LARGE CAP CORE PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Sound Capital Partners.       typically experience greater volatility over
                                                                   time than funds that invest in income-bearing
                                     ----------------------------  securities.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market.
                                     The Adviser uses a CORE INVESTING style. The Adviser includes most of the economic sectors within the S&P 500 in the Portfolio, emphasizing certain securities within a sector that the Adviser believes offer better growth and earnings.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          LARGE CAP CORE PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     National Asset Management     typically experience greater volatility over
                                     Corporation                   time than funds that invest in income-bearing
                                                                   securities.
                                     ----------------------------
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market.
                                     The Adviser uses a CORE INVESTING style. The Adviser's approach is to blend both growth and value stocks with market capitalizations greater than $1 billion. Using a quantitative approach, the Adviser positions the
                                     Portfolio's stocks within three categories -- low share price-to-earnings ratios, high yields, or growth and earnings. Each category is weighted between 20% and 50% of the portfolio.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          LARGE CAP GROWTH PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Nicholas-Applegate Capital    typically experience greater volatility over
                                     Management.                   time than funds that invest in income-bearing
                                                                   securities.
                                     ----------------------------
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to generally seek large cap companies with market capitalization ranges similar to the Russell 1000(R) Growth Index.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                         LARGE CAP GROWTH PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Rittenhouse Financial         typically experience greater volatility over
                                     Services, Inc.                time than funds that invest in income-bearing
                                                                   securities.
                                     ----------------------------
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to select companies with a minimum of $5 billion market capitalization. The
                                     Adviser focuses generally on global companies with historically consistent earnings and predictable growth rates.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                         LARGE CAP GROWTH PORTFOLIO III


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Seneca Capital Management,    typically experience greater volatility over
                                     LLC.                          time than funds that invest in income-bearing
                                                                   securities.
                                     ----------------------------
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of large companies that the Adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to focus on companies with stable long-term growth or expected acceleration in earnings growth. To limit portfolio volatility, the Adviser avoids weighting individual stocks at more than 5% of the Portfolio's. The Portfolio may include securities of mid size companies from time to time.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to mid size companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                           MID CAP VALUE PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of mid size
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     Valenzuela Capital Partners   this Portfolio will typically experience
                                     LLC.                          greater volatility over time than funds that
                                                                   invest in income-bearing securities.
                                     ----------------------------  Securities issued by mid size companies may be less liquid than securities issued by larger,
                                                                   more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of mid-size companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser's approach is to invest in mid size companies with market capitalizations ranging from $1.5 billion to $13 billion range.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to mid size companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                           MID CAP VALUE PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of mid size
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     Lord, Abbett & Co.            this Portfolio will typically experience
                                                                   greater volatility over time than funds that
                                     ----------------------------  invest in income-bearing securities.
                                                                   Securities issued by mid size companies may be
                                                                   less liquid than securities issued by larger,
                                                                   more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of mid size companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser's approach is to invest in mid size companies with market capitalizations generally in the $5 million to $10 billion range. The Adviser looks for companies with new or improved products or services, and improved efficiencies resulting from new technologies or changes in distribution.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to mid size companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                           MID CAP GROWTH PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of mid size
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     Seneca Capital Management,    this Portfolio will typically experience
                                     LLC.                          greater volatility over time than funds that
                                                                   invest in income-bearing securities.
                                     ----------------------------  Securities issued by mid size companies may be less liquid than securities issued by larger,
                                                                   more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of mid-size companies that the Adviser believes have a potential for high earnings growth rates.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to invest in companies with capitalizations generally similar to the Russell
                                     Midcap(R) Index.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to mid size companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          MID CAP GROWTH PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of mid size
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     J. & W. Seligman & Co.        this Portfolio will typically experience
                                                                   greater volatility over time than funds that
                                     ----------------------------  invest in income-bearing securities.
                                                                   Securities issued by mid size companies may be
                                                                   less liquid than securities issued by larger,
                                                                   more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of mid size companies that the Adviser believes have a potential for high earnings growth rates.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to screen companies for past growth in sales and earnings, as well as a low ratio of debt to total capita.
                                     The Portfolio may invest up to 10% of its total assets in SECURITIES AND
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to smaller companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          SMALL CAP VALUE PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of smaller
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     NWQ Investment Management     this Portfolio will typically experience
                                     Company                       greater volatility over time than funds that
                                                                   invest in income-bearing securities. Smaller
                                     ----------------------------  companies may have limited product lines, markets, or financial resources and their
                                                                   securities may be less liquid than securities
                                                                   issued by larger, more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of small companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to smaller companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          SMALL CAP VALUE PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of smaller
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     PIMCO Advisors LP             this Portfolio will typically experience
                                                                   greater volatility over time than funds that
                                     ----------------------------  invest in income-bearing securities. Smaller companies may have limited product lines,
                                                                   markets, or financial resources and their
                                                                   securities may be less liquid than securities
                                                                   issued by larger, more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of small companies that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser invests in securities with market capitalizations between $100 million and $1.5 billion. The
                                     Portfolio has a maximum weighting of 10% in any one industry.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to smaller companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
  - are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                          SMALL CAP GROWTH PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of smaller
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     Neuberger Berman, LLC         this Portfolio will typically experience
                                                                   greater volatility over time than funds that
                                     ----------------------------  invest in income-bearing securities. Smaller companies may have limited product lines,
                                                                   markets, or financial resources and their
                                                                   securities may be less liquid than securities
                                                                   issued by larger, more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of small companies that the Adviser believes have a potential for high earnings growth rates.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to invest in companies with market capitalizations between $150 million and
                                     $1.5 billion. The Adviser identifies companies with projected annual earnings and revenue growth rates of at least 15% over the next three years.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- have longer investment time horizons
- are willing to accept higher on-going short-term risk for the potential of higher long-term returns
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
- are seeking exposure to smaller companies as part of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this Portfolio if you:

- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
                                       or
- are seeking capital accumulation through income bearing securities rather than equity securities

                         SMALL CAP GROWTH PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities of smaller
                                                                   companies that may appreciate in value and
                                     The Portfolio is managed by   lack of emphasis on those that provide income,
                                     J.P. Morgan Fleming Asset     this Portfolio will typically experience
                                     Management                    greater volatility over time than funds that
                                                                   invest in income-bearing securities. Smaller
                                     ----------------------------  companies may have limited product lines, markets, or financial resources and their
                                                                   securities may be less liquid than securities
                                                                   issued by larger, more established companies.
                                                                   To the extent that the Portfolio invests in
                                                                   higher-risk securities, it takes on additional
                                                                   risks that could adversely affect its
                                                                   performance. For example, to the extent that
                                                                   the Portfolio invests in SECURITIES OF FOREIGN
                                                                   ISSUERS, it will be subject to the risks
                                                                   related to such securities.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of small companies that the Adviser believes have a potential for high earnings growth rates.
                                     The Adviser uses a GROWTH INVESTING style.  The Adviser's approach is to invest in companies with market capitalizations within the capitalization range of the S&P 600/BARRA Growth Index.
                                     The Portfolio may invest up to 25% of its total assets in SECURITIES OF
                                     FOREIGN ISSUERS.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- are seeking to diversify your domestic investments
- are seeking access to markets that can be less accessible to individual investors in the U.S.
- are willing to accept higher risk to achieve higher long-term growth
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
- are seeking capital accumulation through income bearing securities

                         INTERNATIONAL VALUE PORTFOLIO


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Lazard Asset Management       typically experience greater volatility over
                                                                   time than funds that invest in income-bearing
                                     ----------------------------  securities.
                                                                   Investing in securities of foreign issues
                                                                   involves certain special considerations and
                                                                   additional risks which are not typically
                                                                   associated with investing in securities of
                                                                   domestic issuers of U.S. dollar denominated
                                                                   securities. These risks may make the fund more
                                                                   volatile than a comparable domestic stock
                                                                   fund.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of foreign issuers that the Adviser believes are undervalued by the market.
                                     The Adviser uses a VALUE INVESTING style. The Adviser's approach is to invest in securities of foreign issues, including American Depository
                                     Receipts ("ADRs").

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- are seeking to diversify your domestic investments
- are seeking access to markets that can be less accessible to individual investors in the U.S.
- are willing to accept higher risk to achieve higher long-term growth
- want to diversify your investments
- are seeking a portfolio for the capital appreciation portion of an overall asset allocation program
                                       or
- are investing for retirement or other goals that are many years in the future You may want to invest fewer of your assets in this Portfolio if you:
- are investing with a shorter investment time horizon in mind
- are uncomfortable with an investment whose value may vary substantially
- are seeking capital accumulation through income bearing securities rather than equity securities

                         INTERNATIONAL GROWTH PORTFOLIO


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks long-     As with any mutual fund that invests in equity
                                     term capital appreciation.    securities, this Portfolio is subject to
                                     ----------------------------  market risk. Loss of money is a significant
                                     PORTFOLIO                     risk of investing in this Portfolio. Due to
                                     MANAGEMENT                    its focus on equity securities that may
                                                                   appreciate in value and lack of emphasis on
                                     The Portfolio is managed by   those that provide income, this Portfolio will
                                     Credit Suisse Asset           typically experience greater volatility over
                                     Management.                   time than funds that invest in income-bearing
                                                                   securities.
                                     ----------------------------
                                                                   Investing in securities of foreign issues
                                                                   involves certain special considerations and
                                                                   additional risks which are not typically
                                                                   associated with investing in securities of
                                                                   domestic issuers of U.S. dollar denominated
                                                                   securities. These risks may make the fund more
                                                                   volatile than a comparable domestic stock
                                                                   fund.
                                                                   The risks of international investing are
                                                                   higher in EMERGING MARKETS.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio pursues its investment objective by investing primarily in equity securities of foreign issuers that the Adviser believes have a potential for high earnings growth rates.
                                     The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to invest in securities of foreign issues, ADRs, and closed-end country funds.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- are seeking a modest but consistent level of capital accumulation
- are seeking higher potential returns than money market funds and are willing to accept some risk of volatility
- want to diversify your investments
- are seeking an income-based source of capital accumulation
                                       or
- are retired or nearing retirement
You may want to invest fewer of your assets in this Portfolio if you:
- are investing for maximum return over a long time horizon
                                       or
- require absolute stability of your principal

                               INCOME PORTFOLIO I


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks as high   As with most income mutual funds, the
                                     a level of income as is       Portfolio is subject to interest rate risk.
                                     consistent with investment    Other factors may affect the market price and
                                     in government securities.     yield of the Portfolio's securities, including
                                     ----------------------------  investor demand and domestic economic
                                     PORTFOLIO                     conditions. Loss of money is a risk of
                                     MANAGEMENT                    investing in this Portfolio. In addition, the
                                                                   Portfolio is subject to a small degree of
                                     The Portfolio is managed by   credit risk and prepayment/extension risk.
                                     Lord, Abbett & Co.
                                                                   These risks, and the risks associated with
                                     ----------------------------  other higher-risk securities and practices that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio invests primarily in GOVERNMENT SECURITIES and generally maintains an average portfolio duration of four to six years. The Portfolio seeks to maintain a relatively stable level of income and to limit share
                                     price volatility. The Portfolio also may invest up to      % of its total
                                     assets in mortgage-backed GOVERNMENT SECURITIES. Under normal market conditions, the Portfolio invests at least 90% of its total assets in
                                     GOVERNMENT SECURITIES.
                                     A detailed description of the rating categories is contained in the SAI.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- are seeking a modest but consistent level of capital accumulation
- are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility
- want to diversify your investments
- are seeking an income-based source of capital accumulation
                                       or
- are retired or nearing retirement
You may want to invest fewer of your assets in this Portfolio if you:
- are investing for maximum return over a long time horizon
                                       or
- require absolute stability of your principal

                              INCOME PORTFOLIO II


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks as high   As with most income mutual funds, the
                                     a level of income as is       Portfolio is subject to interest rate risk.
                                     consistent with investment    Other factors may affect the market price and
                                     in high-grade income-         yield of the Portfolio's securities, including
                                     bearing securities.           investor demand and domestic and worldwide
                                     ----------------------------  economic conditions. Loss of money is a risk
                                     PORTFOLIO                     of investing in this Portfolio. In addition,
                                     MANAGEMENT                    the Portfolio is subject to a modest degree of
                                                                   credit risk and some degree of
                                     The Portfolio is managed by   prepayment/extension risk.
                                     Merrill Lynch Investment
                                     Managers, L.P.                These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                     ----------------------------  that the Portfolio may utilize, are described in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     To generate relatively stable income and to limit share price volatility, the Portfolio invests primarily in HIGH-GRADE SECURITIES and maintains an average portfolio duration of four to six years. It generally maintains an average credit quality of AA. The Portfolio invests in a wide variety of
                                     INCOME-BEARING SECURITIES including mortgage-backed securities.
                                     A detailed description of rating categories is contained in the SAI.

INVESTOR PROFILE
Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

- are seeking a moderate but inconsistent level of capital accumulation
- are seeking higher potential returns than higher quality income funds and are willing to accept considerable risk of volatility
- want to diversify your investments
- are seeking a source of capital accumulation based largely on income
                                       or
- are retired or nearing retirement
You may want to invest fewer of your assets in this Portfolio if you:
- are investing for maximum return over a long time horizon
                                       or
- require absolute stability of your principal

                              INCOME PORTFOLIO III


                                     INVESTMENT OBJECTIVE          PRINCIPAL RISKS
                                     What is this Portfolio's      What are the main risks of investing in this
                                     goal?                         Portfolio?
                                     The Portfolio seeks a high    As with most income mutual funds, the
                                     total return through both     Portfolio is subject to interest rate risk.
                                     incomeand capital             Other factors may affect the market price and
                                     appreciation.                 yield of the Portfolio's securities, including
                                     ----------------------------  investor demand and domestic and worldwide
                                     PORTFOLIO                     economic conditions. Loss of money is a
                                     MANAGEMENT                    significant risk of investing in this
                                                                   Portfolio. In addition, the Portfolio is
                                     The Portfolio is managed by   subject to considerable credit risk and some
                                     Lord, Abbett & Co.            prepayment/extension risk. Because the
                                                                   Portfolio invests largely in LOWER-RATED
                                     ----------------------------  SECURITIES it is also subject to above-average credit, market and other risks.
                                                                   These risks, and the risks associated with
                                                                   other higher-risk securities and practices
                                                                   that the Portfolio may utilize, are described
                                                                   in more detail in the Introduction, later in
                                                                   this prospectus and in the SAI. Before you
                                                                   invest, please carefully read the section on
                                                                   "Risks of Certain Investments and Investment
                                                                   Techniques."

                                     PRIMARY INVESTMENT STRATEGIES
                                     How does this Portfolio pursue its objective?
                                     The Portfolio invests primarily in a wide variety of INCOME-BEARING
                                     SECURITIES. At least 20% of the Portfolios' total assets are invested in a combination of INVESTMENT GRADE SECURITIES AND GOVERNMENT SECURITIES. As to
                                     the remainder of the Portfolio, there are no credit quality limitations and up to 80% of the Portfolio's total assets may be invested in LOWER-RATED
                                     DEBT SECURITIES. Most of the Portfolio's assets, however, are invested in
                                     LOWER-RATED SECURITIES, from which it attempts to obtain both high income and reasonable capital appreciation.
                                     A detailed description of rating categories is contained in the SAI.

                     INFORMATION ABOUT THE RISKS OF CERTAIN
                     INVESTMENTS AND INVESTMENT TECHNIQUES

GOVERNMENT SECURITIES

Each Portfolio may invest in U.S. Government Securities. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. Government Securities may be supported by the: (a) full faith credit of the U.S. Treasury,
(2) right of the issuer to borrow from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the issuer, or (d) only the credit of the issuer. Government Securities also include Treasury receipts, zero coupon bonds and other stripped Government Securities, where the principal and interest components of the stripped Government Securities are traded independently. Certain Portfolios also may invest in custody receipts that evidence ownership of future interest payments, principal payments, or both, on certain Government Securities. For certain securities law purposes, custody receipts are not considered Government Securities.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each Portfolio may purchase and sell option contracts, enter into futures contracts or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a Portfolio to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a Portfolio to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

Advisers also use these techniques to manage risk by hedging a Portfolio's portfolio investments. Hedging techniques may not always be available to the Portfolios; and it may not always be feasible for an Adviser to use hedging techniques even then they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a Portfolio could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a Portfolio or increase volatility in a Portfolio's performance.

SECURITIES OF FOREIGN ISSUERS

Most of the Portfolios may investment in securities of foreign issuers as part of their principal investment strategy. Some of these Portfolios also may invest in non-dollar securities.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a Portfolio, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

SMALL CAPITALIZATION COMPANIES

The Portfolios whose investment strategy includes investment in securities of small capitalization securities do so as part of their principal investment strategy.

Historically, small market capitalization stocks, including stocks of recently organized companies, have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each of the Portfolios may purchase newly-issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are not reflected in the net asset value so long as the commitment remains in effect.

LOWER RATED DEBT SECURITIES

Income Portfolio III may invest a substantial portion of its assets in high-yielding INCOME-BEARING SECURITIES rated below Investment Grade. Securities rated below Investment Grade are commonly known as "junk bonds." These lower rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower rated securities adversely affect a Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it may be required to seek recovery upon a default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower rated debt securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yield lower rated securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower rated debt securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated income-bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower rated income-bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio.

A Portfolio may have difficulty disposing of certain lower rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower rated securities, there is no established retail secondary market for many of these securities, and the Trust anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower rated securities, it is generally not as liquid as that for investment grade securities. The lack of a liquid secondary market may have an adverse impact on market value of such securities and a Portfolio's ability to dispose of them when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Trust to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower rated securities during an initial offering. Such securities involve special risks because they are new issues.

Additional information regarding the rating categories for income-bearing securities appears in the appendices of the SAI.

                             INVESTMENT MANAGEMENT

MLIG ADVISERS

MLIG Advisers is the investment manager of the Trust and each of the Portfolios. As investment manager, MLIG Advisers is responsible for overall management of the Trust and for retaining Advisers to manage the assets of each Portfolio. MLIG Advisers, at its own expense, furnishes the Trust with officers, clerical services and other personnel, as well as office space, facilities and equipment necessary to administer the business affairs of the Trust. Likewise, MLIG Advisers retains and supervises third-party service providers paid by the Trust to perform certain operational functions. In this capacity, MLIG Advisers has retained J.P. Morgan Chase & Co. as the Trust's administrator.

MLIG Advisers uses a "manager of managers" approach to selecting and supervising specialist Advisers to manage the investment portfolios of each Portfolio. MLIG Advisers selects Advisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Advisers. MLIG Advisers does not anticipate frequent changes in Advisers. The Trust's board of trustees reviews and approves MLIG Advisers's selection or dismissal of Advisers. In the event of a change in a Portfolio's Adviser, variable contract owners invested in that Portfolio will be sent an information statement providing information about the new Adviser within 90 days of such change.

MANAGEMENT FEES

The following table shows the annual management fee rate paid to MLIG Advisers by each Portfolio.

                                     ANNUAL RATE
                                   (AS PERCENTAGE
                                     OF AVERAGE
           PORTFOLIO              DAILY NET ASSETS)
           ---------              -----------------
Large Cap Value Portfolio I.....        0.80%
Large Cap Value Portfolio II....        0.80%
Relative Value Portfolio........        0.80%
Large Cap Core Portfolio I......        0.80%
Large Cap Core Portfolio II.....        0.80%
Large Cap Growth Portfolio I....        0.80%
Large Cap Growth Portfolio II...        0.80%
Large Cap Growth Portfolio
  III...........................        0.80%
Mid Cap Value Portfolio I.......        0.80%
Mid Cap Value Portfolio II......        0.85%
Mid Cap Growth Portfolio I......        0.80%

                                     ANNUAL RATE
                                   (AS PERCENTAGE
                                     OF AVERAGE
           PORTFOLIO              DAILY NET ASSETS)
           ---------              -----------------
Mid Cap Growth Portfolio II.....        0.85%
Small Cap Value Portfolio I.....        0.85%
Small Cap Value Portfolio II....        0.85%
Small Cap Growth Portfolio I....        0.95%
Small Cap Growth Portfolio II...        0.95%
International Value Portfolio...        0.90%
International Growth
  Portfolio.....................        0.85%
Income Portfolio I..............        0.65%
Income Portfolio II.............        0.65%
Income Portfolio III............        0.80%

OTHER ADVISERS

Each Portfolio is managed by an Adviser selected by MLIG Advisers to bring specific asset management style expertise strategy to the management of that Portfolio. The table below summarizes the background data with respect to the adviser that manages each Funds' assets.

Lord, Abbett & Co.              Large Cap Value Portfolio I     Lord, Abbett & Co.  had
90 Hudson Street                                                approximately $          in
11th Floor                                                      assets under management as of
Jersey City, NJ 07302                                                     , 2002. Lord Abbett
                                                                uses a team of investment
                                                                managers and analysts to
                                                                manage Large Cap Value I Port-
                                                                folio. The senior members of
                                                                the team are Sholom Dinsky,
                                                                Daniel Frascarelli, Robert
                                                                Morris, and Eli Salzmann.
                                                                Messrs. Morris and Salzman are
                                                                both partners of Lord Abbett
                                                                and have been with Lord Abbett
                                                                since 1991 and 1997, re-
                                                                spectively. Mr. Dinsky and Mr.
                                                                Frascarelli joined Lord Abbett
                                                                in 2000 and 1999,
                                                                respectively.
John A. Levin & Company         Large Cap Value Portfolio II    John A. Levin & Co., Inc.,
One Rockefeller Plaza                                           established in 1996, is
19th Floor                                                      wholly-owned by Levin
New York, NY 10020                                              Management Co., Inc., a
                                                                wholly-owned subsidiary of BKF
                                                                Capital Group, Inc. John A.
                                                                Levin & Co., Inc. had
                                                                approximately $11.5 billion in
                                                                assets under management as of
                                                                February 28, 2001.
                                                                John W. Murphy, senior
                                                                portfolio manager and
                                                                securities analyst, co-
                                                                manages Large Cap Value
                                                                Portfolio II. Prior to joining
                                                                John A. Levin & Co., Mr.
                                                                Murphy was a senior equity
                                                                analyst for Prudential
                                                                Securities and worked at Bain
                                                                & Co. Mr. Murphy earned a B.S.
                                                                from Bryant College in 1984
                                                                and a MBA from Northeastern
                                                                University in 1986.
                                                                Daniel M. Theriault, CFA,
                                                                senior portfolio manager and
                                                                securities analyst, co-manages
                                                                Large Cap Value Portfolio II.
                                                                Prior to joining John A. Levin
                                                                & Co., Mr. Theriault was a
                                                                portfolio manager at the T.
                                                                Rowe Price Group. He has also
                                                                been an analyst for First
                                                                Manhattan and Fox Pitt Kel-
                                                                ton, Inc. Mr. Therialut earned
                                                                a B.S. from Boston College in
                                                                1981.
Merrill Lynch Investment        Relative Value Portfolio        Merrill Lynch Investment
  Managers, L.P.                                                Managers, L.P. had
800 Scudders Mill Road                                          approximately $          in
Plainsboro, NJ 08536                                            assets under management as of
                                                                          , 2002.
Sound Capital Partners          Large Cap Core Portfolio I      Sound Capital Partners is a
333 West Wacker Drive                                           limited liability company with
Suite 1200                                                      $2.3 billion in assets under
Chicago, IL 60606                                               management as of           ,
                                                                2002.

National Asset                  Large Cap Core Portfolio II     National Asset Management Cor-
  Management Corporation                                        poration is a subsidiary of
406 West Market Street                                          AMVESCAP, PLC, a United
Suite 2500                                                      Kingdom Holding company. Na-
Louisville, KY 40202                                            tional Asset Management Corpo-
                                                                ration currently operates as
                                                                INVESCO National Asset Man-
                                                                agement Group. INVESCO Na-
                                                                tional Asset Management Group
                                                                had approximately
                                                                $               in assets
                                                                under management as of
                                                                          , 2002.
Nicholas-Applegate              Large Cap Growth Portfolio I    Nicholas-Applegate Capital
  Capital Management                                            Management is an affiliate of
600 West Broadway                                               Dresdner Bank, a German-based
30th Floor                                                      bank. It is also affiliated
San Diego, CA 92101                                             with Munich Re, a German-based
                                                                insurance provider.
                                                                Nicholas-Applegate Capital
                                                                Management had approximately
                                                                $          in assets under
                                                                management as of           ,
                                                                2002.
                                                                Stephen Ross manages the Large
                                                                Cap Growth Portfolio I. Mr.
                                                                Ross has 13 years of
                                                                investment experience. He has
                                                                been a member of the managed
                                                                accounts team since joining
                                                                the firm in 1994 and has been
                                                                its lead portfolio manager
                                                                since 1997. Prior to joining
                                                                Nicholas-Applegate Capital
                                                                Management, Mr. Ross held
                                                                positions with Lincoln
                                                                National Pension Investment,
                                                                Merrill Lynch and T. Rowe
                                                                Price. Mr. Ross has a B.A. in
                                                                marketing from San Diego State
                                                                University.
Rittenhouse Financial           Large Cap Growth Portfolio II   Rittenhouse Financial
  Services, Inc.                                                Services, Inc. is a
Two Radnor Corporate Ctr.                                       Pennsylvania corporation with
Radnor, PA 19087                                                $17.8 billion in assets under
                                                                management as of January 16,
                                                                2002.

                                                                Roger Early, CFA jointly
                                                                manages Large Cap Growth
                                                                Portfolio. Mr. Early was
                                                                formerly with Delaware
                                                                Investment Advisors, where he
                                                                was senior vice president and
                                                                senior portfolio manager and
                                                                head of the U.S. Investment
                                                                Grade Fixed Income Group.
                                                                Prior to Delaware Investment
                                                                Advisors, he held positions
                                                                with Federated Investors,
                                                                Rockwell International Corp.,
                                                                Touche Ross & Company, and
                                                                Pittsburgh National Bank. Mr.
                                                                Early has a bachelor's degree
                                                                from the The Wharton School at
                                                                the University of Pennsylvania
                                                                and a MBA from the University
                                                                of Pennsylvania.
                                                                Daniel Roarty, CFA jointly
                                                                manages Large Cap Growth
                                                                Portfolio II. Mr. Roarty was
                                                                formerly with Moran Stanley
                                                                Dean Witter, Anderson &
                                                                Sherrard, LLP, where he served
                                                                as Vice President in the
                                                                Equity Department. He began
                                                                his career as a financial
                                                                analyst at Goldman, Sachs &
                                                                Company. He has a MBA from The
                                                                Wharton School at the
                                                                University of Pennsylvania and
                                                                a bachelor's degree from
                                                                Fairfield University.
                                                                John P. Waterman, CFA jointly
                                                                manages Large Cap Growth Port-
                                                                folio II. Prior to joining
                                                                Rittenhouse Nuveen
                                                                Investments, he was senior
                                                                vice president and director,
                                                                Advisory Services for Howard,
                                                                Lawson & Co. He is a graduate
                                                                of Williams College, received
                                                                his M.A. from the Fletcher
                                                                School at Tufts University,
                                                                and his MBA from The Wharton
                                                                School at the University of
                                                                Pennsylvania. He also studied
                                                                at Doshisha University, Kyoto,
                                                                Japan and Keio University,
                                                                Tokyo, Japan.

Seneca Capital Management,      Large Cap Growth Portfolio III  Seneca Capital Management,
  LLC                                                           LLC, formerly GMG/Seneca
909 Montgomery Street                                           Capital Management, LLC, is a
Suite 500                                                       California limited liability
San Francisco, CA 94133                                         company which commenced
                                                                operations on July 1, 1996.
                                                                Phoenix Investment Partners,
                                                                Ltd. has a controlling
                                                                interest in Senenca Capital
                                                                Management, LLC. Seneca Capi-
                                                                tal Management, LLC had ap-
                                                                proximately $15.2 billion in
                                                                assets under management as of
                                                                June 30, 2001.
                                                                Gail P. Seneca, Ph.D., CIO and
                                                                managing partner jointly
                                                                manages Large Cap Growth
                                                                Portfolio III. Ms. Seneca has
                                                                20 years of investment
                                                                experience. Prior to founding
                                                                Seneca Capital Management,
                                                                LLC, she served as Senior Vice
                                                                President of the Asset Manage-
                                                                ment Division of Wells Fargo
                                                                Bank, where she managed assets
                                                                in excess of $10 billion.
                                                                Before Wells Fargo, Ms. Seneca
                                                                was chief investment
                                                                strategist for Chase Lincoln
                                                                First Bank. She has a B.A., a
                                                                M.A. and a Ph.D from New York
                                                                University.
                                                                Richard D. Little, CFA, equity
                                                                portfolio manager, and partner
                                                                jointly manages Large Cap
                                                                Growth Portfolio III. Mr.
                                                                Little has 32 years of
                                                                investment experience. Prior
                                                                to joining Seneca, he held
                                                                positions as analyst, board
                                                                member, and regional manager
                                                                with Smith Barney, Natwest
                                                                Securities and Montgomery
                                                                Securities. He served as Chief
                                                                Investment Officer at
                                                                Equibank, and has also managed
                                                                portfolios for Philadelphia
                                                                National Bank and Irwin Union
                                                                Bank. Mr. Little has a B.S.
                                                                from Indiana University.

                                                                Ron Jacks, CFA, senior equity
                                                                analyst, portfolio manager,
                                                                and partner jointly manages
                                                                Large Cap Growth Portfolio
                                                                III. Mr. Jacks has 14 years of
                                                                investment experience. Prior
                                                                to joining Seneca, he was an
                                                                equity analyst at Cook Inlet
                                                                Investment Management. Mr.
                                                                Jacks began his career at
                                                                Citywide Bank. He is a
                                                                graduate of Hastings College
                                                                and received his MBA from
                                                                Arizona State University.
Valenzuela Capital Partners     Mid Cap Value Portfolio I       Valenzuela Capital Partners,
LLC                                                             LLC, founded in 1989, is a
1270 Avenue of the Americas                                     limited liability corporation
Suite 508                                                       with approximately $1 billion
New York, NY 10020                                              in assets under management as
                                                                of October 22, 2001.
                                                                Thomas M. Valenzuela jointly
                                                                manages the Mid Cap Value
                                                                Portfolio I. Prior to founding
                                                                Valenzuela Capital Partners,
                                                                LLC, Mr. Valenzuela, was with
                                                                Lazard Freres & Co., an
                                                                investment bank based in New
                                                                York and Paris. Mr. Valenzuela
                                                                joined Lazard Freres in 1982
                                                                in its institutional research
                                                                and brokerage department. Mr.
                                                                Valenzuela graduated from Yale
                                                                University and has an MBA from
                                                                the Harvard University
                                                                Graduate School of Business.
                                                                He is a Director of the World
                                                                Policy Institute of the New
                                                                School University.
                                                                Donald M. Krueger, CFA and a
                                                                managing director of
                                                                Valenzuela Capital Partners,
                                                                LLC jointly manages Mid Cap
                                                                Value Portfolio I. From 1994
                                                                to 1995, Mr. Krueger was a
                                                                managing director at Soros
                                                                Fund Management where he was
                                                                responsible for managing
                                                                approximately $800 million in
                                                                the Quantum family of funds.
                                                                Previously, he was a vice
                                                                president at Templeton
                                                                International, managing over
                                                                $2 billion in US and global
                                                                portfolios for institutional
                                                                pension clients. Mr. Krueger
                                                                has a Bachelor of Arts in
                                                                Economics from the University
                                                                of Rochester and an MBA from
                                                                the Harvard University
                                                                Graduate School of Business.

                                                                Wendell E. Mackey, CFA and a
                                                                managing director of
                                                                Valenzuela Capital Partners
                                                                jointly manages Mid Cap Value
                                                                Portfolio I. Prior to joining
                                                                Valenzuela Capital Partners,
                                                                Mr. Mackey was a portfolio
                                                                manager with Barnett Capital
                                                                Advisors, primarily
                                                                responsible for $250 million
                                                                in mid to large cap equities
                                                                for institutional accounts.
                                                                His previous experience
                                                                includes four years at NCM
                                                                Capital Management Group as
                                                                portfolio manager for The
                                                                Calvert Social Investment
                                                                Managed Growth Fund and The
                                                                Calvert CRI Balanced Fund
                                                                whose assets totaled $350
                                                                million, as well as various
                                                                institutional separate
                                                                accounts. Mr. Mackey also was
                                                                an equity analyst for three
                                                                years at PNC Investment
                                                                Management and Research. He
                                                                has a BBA from Howard
                                                                University and an MM from the
                                                                J.L. Kellogg Graduate School
                                                                of Management of Northwestern
                                                                University.
Lord, Abbett & Co.              Mid Cap Value Portfolio II      Lord, Abbett & Co.  had
90 Hudson Street                                                approximately $          in
11th Floor                                                      assets under management as of
Jersey City, NJ 07302                                                     , 2002.
                                                                Lord Abbett uses a team of
                                                                investment managers and
                                                                analysts to manage the Fund's
                                                                investments.
                                                                Edward von der Linde,
                                                                investment manager, heads the
                                                                team. The other senior members
                                                                are Eileen Banko, Howard
                                                                Hansen, and David Builder. Mr.
                                                                Von der Linde, Mr. Hansen and
                                                                Ms. Banko have been with Lord
                                                                Abbett for more than five
                                                                years. Mr. Builder joined Lord
                                                                Abbett in 1998. Prior to that
                                                                he was an analyst at Bear
                                                                Sterns from 1996-1998 and at
                                                                Weiss, Peck, & Greer from 1994
                                                                to 1995.

Seneca Capital Management,      Mid Cap Growth Portfolio I      Seneca Capital Management,
  LLC                                                           LLC, formerly GMG/Seneca
909 Montgomery Street                                           Capital Management, LLC, is a
Suite 500                                                       California limited liability
San Francisco, CA 94133                                         company which commenced
                                                                operations on July 1, 1996.
                                                                Phoenix Investment Partners,
                                                                Ltd. has a controlling
                                                                interest in Seneca Capital
                                                                Management, LLC. Seneca Capi-
                                                                tal Management, LLC had ap-
                                                                proximately $15.2 billion in
                                                                assets under management as of
                                                                June 30, 2001.
                                                                Gail P. Seneca, Ph.D., CIO &
                                                                managing partner jointly
                                                                manages Mid Cap Growth
                                                                Portfolio I. Ms. Seneca has 20
                                                                years of investment
                                                                experience. Prior to founding
                                                                Seneca Capital Management LLC,
                                                                she served as Senior Vice
                                                                President of the Asset
                                                                Management Division of Wells
                                                                Fargo Bank, where she managed
                                                                assets in excess of $10
                                                                billion. Before Wells Fargo,
                                                                Ms. Seneca was Chief In-
                                                                vestment Strategist for Chase
                                                                Lincoln First Bank. She has a
                                                                B.A., a M.A. and a Ph.D from
                                                                New York University.
                                                                Richard D. Little, CFA, equity
                                                                portfolio manager, and partner
                                                                jointly manages Mid Cap Growth
                                                                Portfolio I. Mr. Little has 32
                                                                years of investment
                                                                experience. Prior to joining
                                                                Seneca, he held positions as
                                                                Analyst, Board Member and
                                                                Regional Manger with Smith
                                                                Barney, Natwest Securities and
                                                                Montgomery Securities. He
                                                                served as Chief Investment
                                                                Officer at Equibank, and has
                                                                also managed portfolios for
                                                                Philadelphia National Bank and
                                                                Irwin Union Bank. Mr. Little
                                                                has a B.S. from Indiana
                                                                University.
                                                                Ron Jacks, CFA, senior equity
                                                                analyst, portfolio manager,
                                                                and partner jointly manages
                                                                Mid Cap Growth Portfolio I.
                                                                Mr. Jacks has 14 years of
                                                                investment experience. Prior
                                                                to joining Seneca, he was an
                                                                Equity Analyst at Cook Inlet
                                                                Investment Management. Mr.
                                                                Jacks began his career at
                                                                Citywide Bank. He is a
                                                                graduate of Hastings College
                                                                and received his MBA from
                                                                Arizona State University.

J. & W. Seligman & Co.          Mid Cap Growth Portfolio II     J.W. Seligman & Co., founded
100 Park Avenue                                                 in 1864, provides management
New York, NY 10017                                              and advisory services to
                                                                institutional clients and
                                                                individuals. Additionally, it
                                                                manages Tri-Continental
                                                                Corporation, the largest
                                                                publicly traded, diversified
                                                                closed-end investment company
                                                                in the United States, and two
                                                                closed-end municipal bond
                                                                funds which are traded on the
                                                                New York Stock Exchange. J. &
                                                                W. Seligman & Co. had assets
                                                                of approximately $32.5 bil-
                                                                lion under management as of
                                                                          , 2002.
                                                                Marion S. Schultheis, managing
                                                                director of J. & W. Seligman &
                                                                Co. Incorporated, manages Mid
                                                                Cap Growth Portfolio II. Ms.
                                                                Schultheis has more than 20
                                                                years of investment
                                                                experience. Previously, she
                                                                was a managing director of
                                                                Chancellor LGT, overseeing
                                                                that firm's Large Cap Equity
                                                                Growth team. Prior to that she
                                                                was a senior portfolio manager
                                                                for IDS Advisory Group, Inc.
                                                                Ms. Schultheis has an MBA in
                                                                Finance from the University of
                                                                Minnesota and a B.A. in Mathe-
                                                                matics from Rutgers
                                                                University.
NWQ Investment Management       Small Cap Value Portfolio I     NWQ Investment Management
  Company                                                       Company is a wholly owned sub-
2049 Century Park East                                          sidiary of Old Mutual plc, a
4th Floor                                                       United Kingdom based corpora-
Los Angeles, CA 90067                                           tion. NWQ had approximately
                                                                $          in assets under
                                                                management as of
                                                                               ,2002.
                                                                Phyllis G. Thomas, CFA manages
                                                                Small Cap Value Portfolio I.
                                                                Prior to joining NWQ in 1990,
                                                                Ms. Thomas held the position
                                                                of vice president and senior
                                                                portfolio manager with The
                                                                Boston Company where she
                                                                managed institutional
                                                                portfolios for three years.
                                                                Previous to this, she spent
                                                                seven years at Beneficial
                                                                Standard Investment Management
                                                                Company as a senior portfolio
                                                                manager for the company's
                                                                equity funds and outside
                                                                advisory accounts. Ms. Thomas
                                                                graduated from Northern
                                                                Illinois University and
                                                                received her MBA from the Uni-
                                                                versity of California at Los
                                                                Angeles.

PIMCO Advisors LP               Small Cap Value Portfolio II    PIMCO Advisors L.P. had ap-
1345 Avenue of the Americas                                     proximately $          in
New York, NY 10105-4800                                         assets under management as of
                                                                          , 2002.
Neuberger Berman, LLC           Small Cap Growth Portfolio I    Neuberger Berman, LLC had ap-
605 Third Avenue                                                proximately $          in
23rd Floor                                                      assets under management as of
New York, NY 10158-3698                                                   , 2002.
                                                                Michael F. Malouf, managing
                                                                director of Neuberger Berman,
                                                                LLC, co-manages Small Cap
                                                                Growth Portfolio I. Mr. Malouf
                                                                has been director of Neuberger
                                                                Berman, LLC's Small Cap Growth
                                                                Group since 2001. From 1991 to
                                                                1998, he was a portfolio
                                                                manager at another firm.
                                                                Richard J. Jodka, managing
                                                                director of Neuberger Berman,
                                                                LLC, co-manages Small Cap
                                                                Growth Portfolio I. From 1994
                                                                through 2000 he was a
                                                                portfolio manager at two other
                                                                firms, and joined Neuberger
                                                                Berman, LLC in 2000.
J.P. Morgan Fleming Asset       Small Cap Growth Portfolio II   J.P. Morgan Fleming Asset Man-
Management                                                      agement, formerly known as
1211 6th Avenue                                                 Chase Fleming Asset Management
41st Floor                                                      (USA) Inc., is a New York cor-
New York, NY 10036                                              poration. J.P. Morgan Fleming
                                                                Asset Management is a wholly
                                                                owned subsidiary of The Chase
                                                                Manhattan Bank and an indirect
                                                                subsidiary of J.P. Morgan
                                                                Chase & Co. J.P. Morgan
                                                                Fleming Asset Management had
                                                                approximately $74.5 billion in
                                                                assets under management as of
                                                                October 2, 2001.
Lazard Asset Management         International Value Portfolio   Lazard Asset Management, a
30 Rockefeller Plaza                                            division of Lazard Freres &
57th Floor                                                      Co., had approximately $71.1
New York, NY 10112                                              billion in assets under
                                                                management as of October 26,
                                                                2001.

                                                                International Value Portfolio
                                                                is managed by a team of
                                                                investment professionals. The
                                                                names of the principal persons
                                                                who are primarily responsible
                                                                for the day-to-day management
                                                                of the assets of Inter-
                                                                national Value Portfolio are
                                                                Herbert W. Gullquist, John R.
                                                                Reinsberg, and Ronald J. Saba.
                                                                Mr. Gullquist has been vice
                                                                chairman of Lazard since May
                                                                1997 and Chief Investment
                                                                Officer and a managing
                                                                director since November 1982.
                                                                John Reinsberg has been a
                                                                managing director since
                                                                joining Lazard Asset
                                                                Management in January 1992.
                                                                Ronald Saba has been a
                                                                director of Lazard Asset Man-
                                                                agement since January 2001.
                                                                Mr. Saba joined Lazard Asset
                                                                Management in February 1996.
Credit Suisse Asset             International Growth Portfolio  Credit Suisse Asset Management
  Management                                                    had approximately $
466 Lexington Avenue                                            in assets under management as
New York, NY 10017                                              of           , 2002.
                                                                Steven D. Bleiberg, managing
                                                                director, is chairman of the
                                                                firm's Global Equity Strategy
                                                                Group, and jointly manages
                                                                International Growth
                                                                Portfolio. Mr. Bleiberg has
                                                                been with Credit Suisse Asset
                                                                Management since 1991. He has
                                                                a B.A. in Government from
                                                                Harvard University and a MS in
                                                                Finance from the Sloan School
                                                                of Management at Massachusetts
                                                                Institute of Technology.
                                                                Richard W. Watt, managing
                                                                director and head of global
                                                                emerging markets, jointly
                                                                manages International Growth
                                                                Portfolio. Mr. Watt joined
                                                                Credit Suisse Asset Man-
                                                                agement in 1995. Previously,
                                                                he served as head of emerging
                                                                markets investments and
                                                                research at Gartmore
                                                                Investment Limited in London
                                                                from 1992 to 1995. Mr. Watt
                                                                holds a Diploma in Management
                                                                Studies from Napier College,
                                                                Edinburgh and a M.A. in
                                                                Politics and Modern History
                                                                from the University of
                                                                Edinburgh.

                                                                Emily Alejos, CFA, director,
                                                                chief investment officer for
                                                                Latin American equities
                                                                jointly manages the
                                                                International Growth
                                                                Portfolio. She joined Credit
                                                                Suisse Asset Management in
                                                                1997 after working as an
                                                                emerging markets portfolio
                                                                manager at Bankers Trust from
                                                                1993 to 1997. Ms. Alejos has a
                                                                B.A. in Economics and Develop-
                                                                ment Studies from Brown
                                                                University and an MBA from
                                                                Stanford University.
                                                                Staci Lombard, CFA and vice
                                                                president, jointly manages the
                                                                International Growth
                                                                Portfolio. Ms. Lombard joined
                                                                Credit Suisse Asset Management
                                                                in 1987 as a convertible
                                                                security analyst, created an
                                                                international equity trading
                                                                desk in 1991, and remained an
                                                                international equity trader
                                                                until 1999. She has a B.S. in
                                                                Psychology from Cornell
                                                                University and a MBA in
                                                                Finance from Baruch College,
                                                                City University of New York.
Lord, Abbett & Co.              Income Portfolio I              Lord, Abbet & Co.  had
90 Hudson Street                                                approximately $          in
11th Floor                                                      assets under management as of
Jersey City, NJ 07302                                                          , 2002.
                                                                Robert I. Gerber, partner and
                                                                director of Taxable Fixed
                                                                Income Management, jointly
                                                                manages Income Portfolio I.
                                                                Mr. Gerber has been in the
                                                                investment management business
                                                                since 1987. Mr. Gerber joined
                                                                Lord, Abbet & Co. in 1997. He
                                                                previously worked at Sanford
                                                                C. Bernstein & Co., Inc. where
                                                                he was a senior portfolio
                                                                manager in the Mortgage Group.
                                                                His prior experience in-
                                                                cludes First Boston
                                                                Corporation where he served as
                                                                Vice President of Fixed Income
                                                                Research. Mr. Gerber has a
                                                                B.A. in Economics from Union
                                                                College and a M.A. and PhD in
                                                                Economics from Columbia
                                                                University.

                                                                Robert A. Lee, investment man-
                                                                ager, jointly manages Income
                                                                Portfolio I. Mr. Lee has been
                                                                in the investment management
                                                                business since 1991. Mr. Lee
                                                                joined Lord, Abbett & Co. in
                                                                1997. He previously worked at
                                                                ARM Capital Advisors where he
                                                                served as a fixed income
                                                                portfolio manager and vice
                                                                president. Prior experience
                                                                includes assistant fixed in-
                                                                come portfolio manager for
                                                                Kidder Peabody Asset
                                                                Management and fixed income
                                                                research analyst for the First
                                                                Boston Corporation. Mr. Lee
                                                                has a B.S. in Economics from
                                                                The Wharton School, Uni-
                                                                versity of Pennsylvania.
                                                                Joseph A. Panebianco, CFA and
                                                                Investment Manger, jointly
                                                                manages Income Portfolio I.
                                                                Mr. Panebianco has been in the
                                                                investment management business
                                                                since 1994. He joined Lord,
                                                                Abbett & Co. in 1996 from
                                                                Prudential Financial Services
                                                                where he served as a
                                                                registered representative. Mr.
                                                                Panebianco has a B.S. in
                                                                Finance from William Paterson
                                                                University and a B.A. in
                                                                Psychology from Stockton State
                                                                College.
Merrill Lynch Investment        Income Portfolio II             Merrill Lynch Investment
  Managers, L.P.                                                Managers, L.P. had
800 Scudders Mill Road                                          approximately $          in
Plainsboro, NJ 08536                                            assets under management as of
                                                                          , 2002.

Lord, Abbett & Co.              Income Portfolio III            Lord, Abbett & Co.  had
90 Hudson Street                                                approximately $          in
11th Floor                                                      assets under management as of
Jersey City, NJ 07302                                                     , 2002. Lord,
                                                                Abbett, & Co. uses a team of
                                                                investment managers and ana-
                                                                lysts to manage the Fund's
                                                                investments. Chistopher J.
                                                                Towle, partner, leads the
                                                                team. Other senior members of
                                                                the team are Richard Szaro,
                                                                Michael S. Goldstein and
                                                                Thomas Baade. Messrs. Towle
                                                                and Szaro joined Lord Abbett
                                                                in 1988 and 1983,
                                                                respectively. Mr. Goldstein
                                                                joined Lord Abbett in 1997.
                                                                Before joining Lord Abett, Mr.
                                                                Goldstein was a bond trader
                                                                for Credit Suisse Asset
                                                                Management Associates from
                                                                August 1992 through April
                                                                1997. Before joining Lord
                                                                Abbett in 1998, Mr. Baade was
                                                                a credit analyst with
                                                                Greenwich Street Advisors from
                                                                1990 to 1998.

                               OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

Shares of the Trust are not offered directly to the general public. The Trust currently offers shares of the Trust to separate accounts of MLLIC and MLLICNY as funding vehicles for certain variable annuity contracts or variable life insurances contracts ("variable contracts") issued through the separate accounts. When shares of the Trust are offered as a funding vehicle for variable contracts, a separate prospectus describing the particular separate account and variable contract being offered through that separate account will accompany this prospectus.

Shares of the Portfolios are sold in a continuous offering to the separate accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the separate accounts and the assets of each such subaccount are invested in the shares of the Portfolio corresponding to that subaccount. The separate accounts purchase and redeem shares of the Portfolios for their subaccounts at a net asset value without sales or redemption charges.

For each day on which a Portfolio's net asset value is calculated, the separate accounts transmit to the Trust any orders to purchase or redeem shares of the Portfolios based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each Portfolio at the Portfolio's net asset value per share calculated as of the day the Trust receives the order, although such purchases and redemptions may be executed the next morning. Money received by the Trust from the separate accounts for the purchase of shares of the International Value Portfolio or International Growth Portfolio are often invested by the Portfolios on the day following the execution of such purchases. Payment for shares redeemed are made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. To the extent that such classes of investors are invested in the same Portfolio when a conflict of interest arises that might involve the Portfolio, one or more such classes of investors could be disadvantaged. The Trust currently does not foresee any such disadvantage to owners of variable contracts. Nonetheless, the board of trustees of the Trust will monitor the Portfolios for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, then MLLIC or MLLICNY will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict occurs, then MLLIC or MLLICNY might withdraw its separate accounts' investment in one or more Portfolios or it may substitute shares of one Portfolio for another. This might force a Portfolio to sell its portfolio securities at a disadvantageous price.

  Special Compensation Arrangements

MLIG Advisers may pay amounts to MLLIC or MLLICNY, from its own resources. These payments are meant to compensate the insurance companies for part of the administrative expense of maintaining accounts for and communicating with owners of variable annuity and variable life insurance contracts.

  Contract Owner Voting Rights

With regard to Portfolio matters for which the Investment Company Act of 1940 (the "1940 Act") requires a shareholder vote, MLLIC and MLLICNY vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that separate account. Each share has one vote for each dollar of net asset value and votes are counted on an aggregate basis except as to matters where the interests of Portfolios differ (such as approval of an investment advisory agreement or a change in a Portfolio's fundamental investment restrictions). In such a case, the voting is on a Portfolio-by-Portfolio basis. Fractional shares are counted. Shares held by a separate account for which no instructions are received are voted by MLLIC and MLLICNY for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

DISTRIBUTIONS AND TAX INFORMATION

  Income Dividends and Capital Gains Distribution

Each Portfolio intends to distribute substantially all of its net investment income annually. Each Portfolio also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by a Portfolio are reinvested in shares of that Portfolio at that Portfolio's net asset value.

  Taxes

For federal income tax purposes, each Portfolio is treated as a separate entity. Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended ("Code"). By so qualifying, a Portfolio is not subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the separate accounts.

Since the separate accounts are the only shareholders of the Trust, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus for such contract.

CALCULATING SHARE VALUE

Portfolio shares are sold at net asset value ("NAV"). The NAV of each Portfolio is calculated at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share for each Portfolio is determined by adding the value of the Portfolio's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of that Portfolio's outstanding shares.

A Portfolio's portfolio securities are valued most often on the basis of market quotations. Foreign securities generally are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. Those prices are composed of the mean average of the bid and ask prices on the secondary market. Any short-term securities held by any Portfolio with remaining maturities of sixty days or less are valued on the basis of amortized cost or original cost plus accrued interest. A Portfolio's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last traded bid price. A Portfolio's NAV may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of a market, the security may be valued by using procedures approved by the Trust's board of trustees, that MLIG Advisers believes accurately reflects "fair value."

                               SERVICE PROVIDERS

INVESTMENT MANAGER

MLIG Advisers LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the investment manager of the Trust.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, are the independent auditors of the Trust.

CUSTODIAN

J.P. Morgan Chase & Co., 270 Park Avenue, New York, New York 10017, acts as Custodian of the Trust's assets.

ADMINISTRATOR AND TRANSFER AGENT

J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, Massachusetts 02108-3913, which is a wholly owned subsidiary of J.P. Morgan Chase & Co., acts as the Trust's Administrator and Transfer Agent and is responsible for the valuation of each Portfolio's assets and for the issuance, transfer and redemption of shares.

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP, Washington, D.C., is counsel for the Trust.

                                    APPENDIX

              INVESTMENTS AND INVESTMENT PRACTICES AND TECHNIQUES

The following table shows each Portfolio's investment limitations with respect to certain higher risk investments and investment practices and techniques as a percentage of assets. Percentages are generally calculated as of the time of the most recent investment in the particular security or contract or the time of the most recent use of an investment technique.

LEGEND

[CHECK] A check mark means that there is no policy limitation on the Portfolio's usage of that practice or type of security, and that the Portfolio may be currently using that practice or investing in that type of security.

25 A number indicates the maximum percentage of total assets that the Portfolio is permitted to invest in that practice or type of security. A number in italics indicates the maximum percentage of net assets.

- A dot means that the Portfolio is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

X An "X" means that the Portfolio is not permitted to use that practice or invest in that type of security.

Chart 1

-------------------------------------------------------------------------------------------------------------
                                           LARGE CAP     LARGE CAP     RELATIVE     LARGE CAP     LARGE CAP
                                             VALUE         VALUE         VALUE        CORE           CORE
                                          PORTFOLIO I   PORTFOLIO II   PORTFOLIO   PORTFOLIO I   PORTFOLIO II
-------------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Borrowings and Reverse Repurchase
 Agreements
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Securities Lending
-------------------------------------------------------------------------------------------------------------
 Short Sales Against the Box
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities and Delayed
 Delivery Securities
-------------------------------------------------------------------------------------------------------------
 Illiquid Investments
-------------------------------------------------------------------------------------------------------------
 Restricted Securities (including
 illiquid Rule 144A securities)
-------------------------------------------------------------------------------------------------------------
 Liquid Restricted Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
-------------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers                25             25            X           25             25
-------------------------------------------------------------------------------------------------------------
 Equity Securities                          [CHECK]        [CHECK]      [CHECK]       [CHECK]        [CHECK]
-------------------------------------------------------------------------------------------------------------
 Equity Securities of Foreign Issuers         25             25            X           25             25
-------------------------------------------------------------------------------------------------------------
 American, European and Global                25             25            X           25             25
 Depository Receipts
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Warrants and Stock Purchase Rights
-------------------------------------------------------------------------------------------------------------
 Investment Company Securities
 (including World Equity Benchmark and
 Standard & Poor's Depository Receipts)
-------------------------------------------------------------------------------------------------------------
 Debt Securities
-------------------------------------------------------------------------------------------------------------
 Government Securities
-------------------------------------------------------------------------------------------------------------
 Taxable Municipal Debt Securities
-------------------------------------------------------------------------------------------------------------
 Tax-Free Municipal Debt Securities
-------------------------------------------------------------------------------------------------------------

                                 Chart 1, page 1

-------------------------------------------------------------------------------------------------------------
                                           LARGE CAP     LARGE CAP     RELATIVE     LARGE CAP     LARGE CAP
                                             VALUE         VALUE         VALUE        CORE           CORE
                                          PORTFOLIO I   PORTFOLIO II   PORTFOLIO   PORTFOLIO I   PORTFOLIO II
-------------------------------------------------------------------------------------------------------------
 Municipal Obligation Components
-------------------------------------------------------------------------------------------------------------
 Investment Grade Debt Securities
-------------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities
-------------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Government
 Issuers
-------------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Corporate
 Issuers
-------------------------------------------------------------------------------------------------------------
 Non-Dollar Securities
-------------------------------------------------------------------------------------------------------------
 Zero Coupon Debt Securities
-------------------------------------------------------------------------------------------------------------
 Bank Obligations
-------------------------------------------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------------
 Adjustable Rate Mortgage Loans
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Multiple Class Mortgage-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Privately Issued Mortgage-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Stripped Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------------
 Mortgage Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities
-------------------------------------------------------------------------------------------------------------
 Options on Securities and Indices
-------------------------------------------------------------------------------------------------------------
 Yield Curve Options
-------------------------------------------------------------------------------------------------------------
 Structured and Indexed Debt Securities
-------------------------------------------------------------------------------------------------------------
 Stock Index Futures Contracts and
 Options Thereon
-------------------------------------------------------------------------------------------------------------
 Interest Rate Futures Contracts and
 Options Thereon
-------------------------------------------------------------------------------------------------------------

                                 Chart 1, page 2

-------------------------------------------------------------------------------------------------------------
                                           LARGE CAP     LARGE CAP     RELATIVE     LARGE CAP     LARGE CAP
                                             VALUE         VALUE         VALUE        CORE           CORE
                                          PORTFOLIO I   PORTFOLIO II   PORTFOLIO   PORTFOLIO I   PORTFOLIO II
-------------------------------------------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
-------------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange
 Contracts
-------------------------------------------------------------------------------------------------------------
 Currency Options and Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Currency Swaps
-------------------------------------------------------------------------------------------------------------
 Currency Cross-Hedging
-------------------------------------------------------------------------------------------------------------
 Interest Rate Swaps
-------------------------------------------------------------------------------------------------------------
 Interest Rate Caps, Floors and Collars
-------------------------------------------------------------------------------------------------------------
 Mortgage Swaps
-------------------------------------------------------------------------------------------------------------
 Equity Swaps
-------------------------------------------------------------------------------------------------------------

                                 Chart 1, page 3

Chart 2

---------------------------------------------------------------------------------------------------------------
                                         LARGE CAP     LARGE CAP       LARGE CAP       MID CAP       MID CAP
                                          GROWTH         GROWTH         GROWTH          VALUE         VALUE
                                        PORTFOLIO I   PORTFOLIO II   PORTFOLIO III   PORTFOLIO I   PORTFOLIO II
---------------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
---------------------------------------------------------------------------------------------------------------
 Borrowings and Reverse Repurchase
 Agreements
---------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                                  -
---------------------------------------------------------------------------------------------------------------
 Securities Lending
---------------------------------------------------------------------------------------------------------------
 Short Sales Against the Box
---------------------------------------------------------------------------------------------------------------
 When-Issued Securities and Delayed
 Delivery Securities
---------------------------------------------------------------------------------------------------------------
 Illiquid Investments
---------------------------------------------------------------------------------------------------------------
 Restricted Securities (including
 illiquid Rule 144A securities)
---------------------------------------------------------------------------------------------------------------
 Liquid Restricted Rule 144A
 Securities
---------------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
---------------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers              25             25             25             25             X
---------------------------------------------------------------------------------------------------------------
 Equity Securities                        [CHECK]         [CHECK]        [CHECK]        [CHECK]       [CHECK]
---------------------------------------------------------------------------------------------------------------
 Equity Securities of Foreign Issuers       25             25             25             25             X
---------------------------------------------------------------------------------------------------------------
 American, European and Global              25             25             25             25             X
 Depository Receipts
---------------------------------------------------------------------------------------------------------------
 REITs
---------------------------------------------------------------------------------------------------------------
 Warrants and Stock Purchase Rights                                                                     -
---------------------------------------------------------------------------------------------------------------
 Investment Company Securities
 (including World Equity Benchmark
 Shares and Standard & Poor's
 Depository Receipts)
---------------------------------------------------------------------------------------------------------------
 Debt Securities                                                                                        -
---------------------------------------------------------------------------------------------------------------
 Government Securities                                                                                  -
---------------------------------------------------------------------------------------------------------------
 Taxable Municipal Debt Securities
---------------------------------------------------------------------------------------------------------------
 Tax-Free Municipal Debt Securities
---------------------------------------------------------------------------------------------------------------

                                 Chart 2, page 1

---------------------------------------------------------------------------------------------------------------
                                         LARGE CAP     LARGE CAP       LARGE CAP       MID CAP       MID CAP
                                          GROWTH         GROWTH         GROWTH          VALUE         VALUE
                                        PORTFOLIO I   PORTFOLIO II   PORTFOLIO III   PORTFOLIO I   PORTFOLIO II
---------------------------------------------------------------------------------------------------------------
 Municipal Obligation Components
---------------------------------------------------------------------------------------------------------------
 Investment Grade Debt Securities
---------------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities
---------------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Government
 Issuers
---------------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Corporate
 Issuers
---------------------------------------------------------------------------------------------------------------
 Non-Dollar Securities
---------------------------------------------------------------------------------------------------------------
 Zero Coupon Debt Securities
---------------------------------------------------------------------------------------------------------------
 Bank Obligations
---------------------------------------------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
---------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities
---------------------------------------------------------------------------------------------------------------
 Adjustable Rate Mortgage Loans
---------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
---------------------------------------------------------------------------------------------------------------
 Multiple Class Mortgage-Backed
 Securities
---------------------------------------------------------------------------------------------------------------
 Privately Issued Mortgage-Backed
 Securities
---------------------------------------------------------------------------------------------------------------
 Stripped Mortgage-Backed Securities
---------------------------------------------------------------------------------------------------------------
 Mortgage Dollar Rolls
---------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities
---------------------------------------------------------------------------------------------------------------
 Options on Securities and Indices
---------------------------------------------------------------------------------------------------------------
 Yield Curve Options
---------------------------------------------------------------------------------------------------------------
 Structured and Indexed Debt
 Securities
---------------------------------------------------------------------------------------------------------------
 Stock Index Futures Contracts and
 Options Thereon
---------------------------------------------------------------------------------------------------------------

                                 Chart 2, page 2

---------------------------------------------------------------------------------------------------------------
                                         LARGE CAP     LARGE CAP       LARGE CAP       MID CAP       MID CAP
                                          GROWTH         GROWTH         GROWTH          VALUE         VALUE
                                        PORTFOLIO I   PORTFOLIO II   PORTFOLIO III   PORTFOLIO I   PORTFOLIO II
---------------------------------------------------------------------------------------------------------------
 Interest Rate Futures Contracts and
 Options Thereon
---------------------------------------------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
---------------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange
 Contracts
---------------------------------------------------------------------------------------------------------------
 Currency Options and Futures
 Contracts
---------------------------------------------------------------------------------------------------------------
 Currency Swaps
---------------------------------------------------------------------------------------------------------------
 Currency Cross-Hedging
---------------------------------------------------------------------------------------------------------------
 Interest Rate Swaps
---------------------------------------------------------------------------------------------------------------
 Interest Rate Caps, Floors and
 Collars
---------------------------------------------------------------------------------------------------------------
 Mortgage Swaps
---------------------------------------------------------------------------------------------------------------
 Equity Swaps
---------------------------------------------------------------------------------------------------------------

                                 Chart 2, page 3

Chart 3

----------------------------------------------------------------------------------------------------------
                                                     MID CAP       MID CAP       SMALL CAP     SMALL CAP
                                                     GROWTH         GROWTH         VALUE         VALUE
                                                   PORTFOLIO I   PORTFOLIO II   PORTFOLIO I   PORTFOLIO II
----------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
----------------------------------------------------------------------------------------------------------
 Borrowings and Reverse Repurchase Agreements
----------------------------------------------------------------------------------------------------------
 Repurchase Agreements
----------------------------------------------------------------------------------------------------------
 Securities Lending
----------------------------------------------------------------------------------------------------------
 Short Sales Against the Box
----------------------------------------------------------------------------------------------------------
 When-Issued Securities and Delayed Delivery
 Securities
----------------------------------------------------------------------------------------------------------
 Illiquid Investments                                                 15
----------------------------------------------------------------------------------------------------------
 Restricted Securities (including illiquid Rule
 144A securities)
----------------------------------------------------------------------------------------------------------
 Liquid Restricted Rule 144A Securities
----------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
----------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers                         25             10             25            X
----------------------------------------------------------------------------------------------------------
 Equity Securities                                    [CHECK]        [CHECK]        [CHECK]      [CHECK]
----------------------------------------------------------------------------------------------------------
 Equity Securities of Foreign Issuers                  25             10             25            X
----------------------------------------------------------------------------------------------------------
 American, European and Global Depository              25             10             25            X
 Receipts
----------------------------------------------------------------------------------------------------------
 REITs
----------------------------------------------------------------------------------------------------------
 Warrants and Stock Purchase Rights                                    -
----------------------------------------------------------------------------------------------------------
 Investment Company Securities (including World
 Equity Benchmark Shares and Standard & Poor's
 Depository Receipts)
----------------------------------------------------------------------------------------------------------
 Debt Securities                                                       -
----------------------------------------------------------------------------------------------------------
 Government Securities                                                 -
----------------------------------------------------------------------------------------------------------
 Taxable Municipal Debt Securities
----------------------------------------------------------------------------------------------------------
 Tax-Free Municipal Debt Securities
----------------------------------------------------------------------------------------------------------
 Municipal Obligation Components
----------------------------------------------------------------------------------------------------------
 Investment Grade Debt Securities                                      -
----------------------------------------------------------------------------------------------------------

                                 Chart 3, page 1

----------------------------------------------------------------------------------------------------------
                                                     MID CAP       MID CAP       SMALL CAP     SMALL CAP
                                                     GROWTH         GROWTH         VALUE         VALUE
                                                   PORTFOLIO I   PORTFOLIO II   PORTFOLIO I   PORTFOLIO II
----------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities
----------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Government Issuers
----------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Corporate Issuers
----------------------------------------------------------------------------------------------------------
 Non-Dollar Securities
----------------------------------------------------------------------------------------------------------
 Zero Coupon Debt Securities
----------------------------------------------------------------------------------------------------------
 Bank Obligations
----------------------------------------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
----------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------
 Adjustable Rate Mortgage Loans
----------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
----------------------------------------------------------------------------------------------------------
 Multiple Class Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------
 Privately Issued Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------
 Stripped Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------
 Mortgage Dollar Rolls
----------------------------------------------------------------------------------------------------------
 Asset-Backed Securities
----------------------------------------------------------------------------------------------------------
 Options on Securities and Indices
----------------------------------------------------------------------------------------------------------
 Yield Curve Options
----------------------------------------------------------------------------------------------------------
 Structured and Indexed Debt Securities
----------------------------------------------------------------------------------------------------------
 Stock Index Futures Contracts and Options
 Thereon
----------------------------------------------------------------------------------------------------------
 Interest Rate Futures Contracts and Options
 Thereon
----------------------------------------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
----------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange Contracts
----------------------------------------------------------------------------------------------------------
 Currency Options and Futures Contracts
----------------------------------------------------------------------------------------------------------
 Currency Swaps
----------------------------------------------------------------------------------------------------------

                                 Chart 3, page 2

----------------------------------------------------------------------------------------------------------
                                                     MID CAP       MID CAP       SMALL CAP     SMALL CAP
                                                     GROWTH         GROWTH         VALUE         VALUE
                                                   PORTFOLIO I   PORTFOLIO II   PORTFOLIO I   PORTFOLIO II
----------------------------------------------------------------------------------------------------------
 Currency Cross-Hedging
----------------------------------------------------------------------------------------------------------
 Interest Rate Swaps
----------------------------------------------------------------------------------------------------------
 Interest Rate Caps, Floors and Collars
----------------------------------------------------------------------------------------------------------
 Mortgage Swaps
----------------------------------------------------------------------------------------------------------
 Equity Swaps
----------------------------------------------------------------------------------------------------------

                                 Chart 3, page 3

Chart 4

-----------------------------------------------------------------------------------------------------------
                                                  SMALL CAP     SMALL CAP     INTERNATIONAL   INTERNATIONAL
                                                   GROWTH         GROWTH          VALUE          GROWTH
                                                 PORTFOLIO I   PORTFOLIO II     PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
-----------------------------------------------------------------------------------------------------------
 Borrowings and Reverse Repurchase Agreements
-----------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                               -
-----------------------------------------------------------------------------------------------------------
 Securities Lending
-----------------------------------------------------------------------------------------------------------
 Short Sales Against the Box
-----------------------------------------------------------------------------------------------------------
 When-Issued Securities and Delayed Delivery
 Securities
-----------------------------------------------------------------------------------------------------------
 Illiquid Investments
-----------------------------------------------------------------------------------------------------------
 Restricted Securities (including illiquid Rule
 144A securities)
-----------------------------------------------------------------------------------------------------------
 Liquid Restricted Rule 144A Securities
-----------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
-----------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers                        25            25            [CHECK]         [CHECK]
-----------------------------------------------------------------------------------------------------------
 Equity Securities                                   [CHECK]       [CHECK]        [CHECK]         [CHECK]
-----------------------------------------------------------------------------------------------------------
 Equity Securities of Foreign Issuers                 25            25            [CHECK]         [CHECK]
-----------------------------------------------------------------------------------------------------------
 American, European and Global Depository             25            25            [CHECK]         [CHECK]
 Receipts
-----------------------------------------------------------------------------------------------------------
 REITs
-----------------------------------------------------------------------------------------------------------
 Warrants and Stock Purchase Rights
-----------------------------------------------------------------------------------------------------------
 Investment Company Securities (including World
 Equity Benchmark Shares and Standard & Poor's
 Depository Receipts)
-----------------------------------------------------------------------------------------------------------
 Debt Securities
-----------------------------------------------------------------------------------------------------------
 Government Securities
-----------------------------------------------------------------------------------------------------------
 Taxable Municipal Debt Securities
-----------------------------------------------------------------------------------------------------------
 Tax-Free Municipal Debt Securities
-----------------------------------------------------------------------------------------------------------
 Municipal Obligation Components
-----------------------------------------------------------------------------------------------------------

                                 Chart 4, page 1

-----------------------------------------------------------------------------------------------------------
                                                  SMALL CAP     SMALL CAP     INTERNATIONAL   INTERNATIONAL
                                                   GROWTH         GROWTH          VALUE          GROWTH
                                                 PORTFOLIO I   PORTFOLIO II     PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
 Investment Grade Debt Securities
-----------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities
-----------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Government Issuers                                                     10
-----------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Corporate Issuers                                                      10
-----------------------------------------------------------------------------------------------------------
 Non-Dollar Securities
-----------------------------------------------------------------------------------------------------------
 Zero Coupon Debt Securities
-----------------------------------------------------------------------------------------------------------
 Bank Obligations
-----------------------------------------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
-----------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities                                          -
-----------------------------------------------------------------------------------------------------------
 Adjustable Rate Mortgage Loans                                      -
-----------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations                                 -
-----------------------------------------------------------------------------------------------------------
 Multiple Class Mortgage-Backed Securities                           -
-----------------------------------------------------------------------------------------------------------
 Privately Issued Mortgage-Backed Securities                         -
-----------------------------------------------------------------------------------------------------------
 Stripped Mortgage-Backed Securities                                 -
-----------------------------------------------------------------------------------------------------------
 Mortgage Dollar Rolls                                               -
-----------------------------------------------------------------------------------------------------------
 Asset-Backed Securities                                             -
-----------------------------------------------------------------------------------------------------------
 Options on Securities and Indices                                   -
-----------------------------------------------------------------------------------------------------------
 Yield Curve Options                                                 -
-----------------------------------------------------------------------------------------------------------
 Structured and Indexed Debt Securities                              -
-----------------------------------------------------------------------------------------------------------
 Stock Index Futures Contracts and Options                           -
 Thereon
-----------------------------------------------------------------------------------------------------------
 Interest Rate Futures Contracts and Options                         -
 Thereon
-----------------------------------------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
-----------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange Contracts
-----------------------------------------------------------------------------------------------------------
 Currency Options and Futures Contracts
-----------------------------------------------------------------------------------------------------------

                                 Chart 4, page 2

-----------------------------------------------------------------------------------------------------------
                                                  SMALL CAP     SMALL CAP     INTERNATIONAL   INTERNATIONAL
                                                   GROWTH         GROWTH          VALUE          GROWTH
                                                 PORTFOLIO I   PORTFOLIO II     PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
 Currency Swaps
-----------------------------------------------------------------------------------------------------------
 Currency Cross-Hedging
-----------------------------------------------------------------------------------------------------------
 Interest Rate Swaps
-----------------------------------------------------------------------------------------------------------
 Interest Rate Caps, Floors and Collars
-----------------------------------------------------------------------------------------------------------
 Mortgage Swaps
-----------------------------------------------------------------------------------------------------------
 Equity Swaps
-----------------------------------------------------------------------------------------------------------

                                 Chart 4, page 3

Chart 5

-------------------------------------------------------------------------------------------------------
                                                               INCOME         INCOME         INCOME
                                                             PORTFOLIO I   PORTFOLIO II   PORTFOLIO III
-------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
-------------------------------------------------------------------------------------------------------
 Borrowings and Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                          -
-------------------------------------------------------------------------------------------------------
 Securities Lending
-------------------------------------------------------------------------------------------------------
 Short Sales Against the Box
-------------------------------------------------------------------------------------------------------
 When-Issued Securities and Delayed Delivery Securities
-------------------------------------------------------------------------------------------------------
 Illiquid Investments
-------------------------------------------------------------------------------------------------------
 Restricted Securities (including illiquid Rule 144A
 securities)
-------------------------------------------------------------------------------------------------------
 Liquid Restricted Rule 144A Securities
-------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
-------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers
-------------------------------------------------------------------------------------------------------
 Equity Securities
-------------------------------------------------------------------------------------------------------
 Equity Securities of Foreign Issuers
-------------------------------------------------------------------------------------------------------
 American, European and Global Depository Receipts
-------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------
 Warrants and Stock Purchase Rights
-------------------------------------------------------------------------------------------------------
 Investment Company Securities (including World Equity
 Benchmark Shares and Standard & Poor's Depository
 Receipts)
-------------------------------------------------------------------------------------------------------
 Debt Securities                                                                [CHECK]
-------------------------------------------------------------------------------------------------------
 Government Securities                                          [CHECK]         [CHECK]         -
-------------------------------------------------------------------------------------------------------
 Taxable Municipal Debt Securities
-------------------------------------------------------------------------------------------------------
 Tax-Free Municipal Debt Securities
-------------------------------------------------------------------------------------------------------
 Municipal Obligation Components
-------------------------------------------------------------------------------------------------------
 Investment Grade Debt Securities                               [CHECK]         [CHECK]        [CHECK]
-------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities                                                                   [CHECK]
-------------------------------------------------------------------------------------------------------

                                 Chart 5, page 1

-------------------------------------------------------------------------------------------------------
                                                               INCOME         INCOME         INCOME
                                                             PORTFOLIO I   PORTFOLIO II   PORTFOLIO III
-------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Government Issuers
-------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign Corporate Issuers
-------------------------------------------------------------------------------------------------------
 Non-Dollar Securities
-------------------------------------------------------------------------------------------------------
 Zero Coupon Debt Securities
-------------------------------------------------------------------------------------------------------
 Bank Obligations
-------------------------------------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
-------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------
 Adjustable Rate Mortgage Loans
-------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------
 Multiple Class Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------
 Privately Issued Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------
 Stripped Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------
 Mortgage Dollar Rolls
-------------------------------------------------------------------------------------------------------
 Asset-Backed Securities                                                        X
-------------------------------------------------------------------------------------------------------
 Options on Securities and Indices
-------------------------------------------------------------------------------------------------------
 Yield Curve Options
-------------------------------------------------------------------------------------------------------
 Structured and Indexed Debt Securities
-------------------------------------------------------------------------------------------------------
 Stock Index Futures Contracts and Options Thereon
-------------------------------------------------------------------------------------------------------
 Interest Rate Futures Contracts and Options Thereon
-------------------------------------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
-------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange Contracts
-------------------------------------------------------------------------------------------------------
 Currency Options and Futures Contracts
-------------------------------------------------------------------------------------------------------
 Currency Swaps
-------------------------------------------------------------------------------------------------------
 Currency Cross-Hedging
-------------------------------------------------------------------------------------------------------
 Interest Rate Swaps
-------------------------------------------------------------------------------------------------------

                                 Chart 5, page 2

-------------------------------------------------------------------------------------------------------
                                                               INCOME         INCOME         INCOME
                                                             PORTFOLIO I   PORTFOLIO II   PORTFOLIO III
-------------------------------------------------------------------------------------------------------
 Interest Rate Caps, Floors and Collars
-------------------------------------------------------------------------------------------------------
 Mortgage Swaps
-------------------------------------------------------------------------------------------------------
 Equity Swaps
-------------------------------------------------------------------------------------------------------

                                 Chart 5, page 3

                     ADDITIONAL INFORMATION ABOUT THE TRUST

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

No annual or semi-annual reports are currently available to shareholders of the Trust. Annual and semi-annual reports will be available after the Trust has completed the applicable fiscal period. When available, the annual report will contain a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the fiscal year covered by the report.

STATEMENT OF ADDITIONAL INFORMATION

The SAI, which contains additional information about the Trust, has been filed with the SEC and is incorporated herein by reference. Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

A free copy of the Trust's SAI, annual and semi-annual reports may be obtained
and further inquiries can be made by calling the Trust at 1-800-   -     or by
writing to the Trust at                .

Investment Company Act File No.:
                                ---------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June __, 2002

                          MLIG VARIABLE INSURANCE TRUST

                           LARGE CAP VALUE PORTFOLIO I
                          LARGE CAP VALUE PORTFOLIO II
                            RELATIVE VALUE PORTFOLIO
                           LARGE CAP CORE PORTFOLIO I
                           LARGE CAP CORE PORTFOLIO II
                          LARGE CAP GROWTH PORTFOLIO I
                          LARGE CAP GROWTH PORTFOLIO II
                         LARGE CAP GROWTH PORTFOLIO III
                            MID CAP VALUE PORTFOLIO I
                           MID CAP VALUE PORTFOLIO II
                           MID CAP GROWTH PORTFOLIO I
                           MID CAP GROWTH PORTFOLIO II
                           SMALL CAP VALUE PORTFOLIO I
                          SMALL CAP VALUE PORTFOLIO II
                          SMALL CAP GROWTH PORTFOLIO I
                          SMALL CAP GROWTH PORTFOLIO II
                          INTERNATIONAL VALUE PORTFOLIO
                         INTERNATIONAL GROWTH PORTFOLIO
                               INCOME PORTFOLIO I
                               INCOME PORTFOLIO II
                              INCOME PORTFOLIO III

This statement of additional information ("SAI") supplements information contained in the current prospectus of MILIG Variable Insurance Trust (the "Trust") dated June __, 2002 (the "Prospectus") and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety into the Prospectus by reference. Terms defined in the Prospectus have the same meaning in this SAI.

To obtain a free copy of the Prospectus or another SAI, please send a written request to: Annuity/Variable Life Service Center, P.O. Box 44222, Jacksonville, Florida 32231-4222; or call 1-800-____.

                                  INTRODUCTION

MLIG Variable Insurance Trust (the "Trust") is a business trust organized in the state of Delaware on February 13, 2002. It is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust is comprised of twenty-one separate investment portfolios (the "Portfolios"), each of which is, in effect, a separate mutual fund. The Trust issues a separate series of shares of beneficial interest for each Portfolio representing fractional undivided interests in the Portfolio. An investor, by investing in a Portfolio, becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of the Portfolio.

Pursuant to an investment management agreement and subject to the authority of the Trust's board of trustees, MLIG Advisers LLC ("MLIG Advisers") serves as the Trust's investment manager and conducts the business and affairs of the Trust. MLIC Advisers has engaged at least one subadviser for each Portfolio to act as that Portfolio's investment adviser to provide day-to-day portfolio management. (MLIG and the various subadvisers are referred to herein as the "Adviser" or together as the "Advisers," as appropriate.)

The Trust currently offers each series of its shares to one or more separate accounts of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY") as funding vehicles for certain variable annuity contracts and variable life insurance contracts (the "variable contracts") issued by MLLIC or MLLICNY through the separate accounts. The Trust does not offer its shares directly to the public. Each separate account, like the Trust, is registered with the SEC as an investment company and a separate prospectus, which accompanies the prospectus for the Trust (the "Prospectus"), describes the separate account and the variable contracts issued through it.

Terms appearing in this SAI that are defined in the Prospectus have the same meaning herein as they do in the Prospectus.

                             INVESTMENT RESTRICTIONS

The investment objective(s) and principal investment strategies of each Portfolio are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each Portfolio followed by the principal non-fundamental restrictions and policies applicable to each Portfolio.

FUNDAMENTAL RESTRICTIONS

Each Portfolio has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Portfolio's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding votes attributable to shares of a

Portfolio present at a meeting, if the holders of more than 50% of such votes are present in person or by proxy, or (2) the holders of more than 50% of the outstanding votes attributable shares of the Portfolio.

Each Portfolio may not:

        1. Issue senior securities to the extent such issuance would violate applicable law.

        2. Borrow money, except (a) the Portfolio may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Portfolio may purchase securities on margin to the extent permitted by applicable law and (e) the Portfolio may engage in transactions in mortgage dollar rolls which are accounted for as financings.

        3. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities).

        4. Make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

        5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

        6. Purchase or sell real estate, except that an Portfolio may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (e.g., real estate investment trusts) (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities and (f) invest in real estate limited partnerships.

        7. Invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

        8. With respect to 75% of a Portfolio's total assets, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

        (a) such purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or

        (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

NON-FUNDAMENTAL RESTRICTIONS

The following restrictions are designated as non-fundamental and may be changed by the board of trustees without the approval of shareholders.

         Each Portfolio may not:

        1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

        2. Purchase any securities on margin (except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

        3. Purchase securities while outstanding borrowings exceed 5% of a Portfolio's total assets.

        4. Sell securities short or maintain a short position except for short sales against the box.

        5. Invest more than [25]% of the value of its total assets in the securities of foreign issuers ([30]% for [ ] Portfolio and [ ] Portfolio) and non-dollar securities (10% for [ ] Portfolio and [ ] Portfolio). This policy does not apply to Portfolios with the words Global or International in their name.

        6. Acquire any security that is not readily marketable if more than 15% of the net assets of the Portfolio taken at market value, would be invested in such securities.

        7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

NON-FUNDAMENTAL TAX RESTRICTIONS

Each Portfolio must:

        1. Maintain its assets so that, at the close of each quarter of its taxable year,

                (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Portfolio's total assets and 10 percent of the outstanding voting securities of such issuer,

                (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Portfolio and engaged in the same, similar, or related trades or businesses.

        2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

                (a) no more than 55% of the value of the assets in the Portfolio is represented by any one investment,

                (b) no more than 70% of the value of the assets in the Portfolio is represented by any two investments,

                (c) no more than 80% of the value of the assets in the Portfolio is represented by any three investments, and

                (d) no more than 90% of the value of the total assets of the Portfolio is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

                         INVESTMENT STRATEGIES AND RISKS

MONEY MARKET INSTRUMENTS

         The types of money market instruments in which some of the Portfolios may invest are as follows: (1) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"), (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(6) debt securities issued by foreign issuers and (7) repurchase agreements.

         Some of the Portfolios may invest in the following types of Government
Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Portfolios are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Portfolios are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Portfolio will invest in obligations issued by an instrumentality of the U.S. Government only if the Adviser determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Portfolio.

         Some of the Portfolios may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Portfolio may be rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix. At no time will the investments of a Portfolio in bank obligations, including time deposits, exceed 25% of the value of the Portfolio's total assets.

TEMPORARY DEFENSIVE POSITIONS

         During periods when the Adviser believes there are unstable market, economic, political or currency conditions domestically or abroad, the Adviser may assume, on behalf of a Portfolio, a temporary defensive posture and (1) without limitation hold cash and/or invest in money market instruments, or (2) restrict the securities markets in which the Portfolio's assets will be invested by investing those assets in securities markets deemed by the Adviser to be conservative in light of the Portfolio's investment objective and policies. Under normal circumstances, each Portfolio may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Portfolio's investment objective and policies and to meet operating expenses. To the extent that a Portfolio holds cash or invests in money market instruments, it may not achieve its investment objective.

BANK OBLIGATIONS

         Domestic commercial banks organized under federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

         A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Some of the Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Portfolio would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the securities underlying a repurchase agreement of a Portfolio are monitored on an ongoing basis by the Adviser to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Adviser also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Portfolio enters into repurchase agreements.

         Some of the Portfolios may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Portfolio, involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A Portfolio uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Portfolio's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Portfolio's obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust's custodian or designated sub-custodian.

         A Portfolio entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities. The Portfolio will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

         A reverse repurchase agreement involves the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

DEBT INSTRUMENTS GENERALLY

         A debt instrument held by a Portfolio will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in a Portfolio's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Portfolio holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

RATINGS AS INVESTMENT CRITERIA. NRSRO ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Adviser as initial criteria for the selection of portfolio securities on behalf of the Portfolios, the Adviser also relies upon its own analysis to evaluate potential investments.

         Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Although neither event will require the sale of the securities by a Portfolio the Adviser will consider the event in its determination of whether the Portfolio should continue to hold the securities. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Portfolios will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

CERTAIN INVESTMENT GRADE DEBT OBLIGATIONS. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

U.S. GOVERNMENT DEBT SECURITIES. Some of the Portfolios may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Import-Export Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality. Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors, a Portfolio only invests in U.S. Government securities when the Adviser determines that the credit risk associated with the obligation is suitable for the Portfolio.

CUSTODY RECEIPTS. Some of the Portfolios may also acquire U.S. Government securities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. For certain securities law purposes, custody receipts are not considered U.S. Government securities.

LOWER-RATED, LOWER QUALITY DEBT INSTRUMENTS. Some of the Portfolios may invest in debt instruments that are unrated or are rated lower than the four highest rating categories assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"). Furthermore, debt instruments that are rated in the four highest categories assigned by Moody's or Standard & Poor's (i.e., investment grade debt instruments), and especially those which are unrated or are rated lower than the four highest categories by such rating organizations may, after purchase by a Portfolio, have their ratings lowered due to the deterioration of the issuer's financial position. The Adviser may determine that an unrated security is of comparable quality to securities with a particular rating. Such unrated securities are treated as if they carried the rating of securities with which the Adviser compares them.

RISKS OF LOWER-RATED, LOWER QUALITY DEBT INSTRUMENTS. Lower-rated debt securities (i.e., those rated Ba or lower by Moody's or BB or lower by Standard & Poor's) are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities and the Adviser's success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Portfolio invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Portfolios' net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Although some risk is inherent in all securities ownership, holders of debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in debt securities generally entails less risk than an investment in common stock of the same issuer.

Lower-rated securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as a part of a corporate takeover. Companies that issue such lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is grater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from a Portfolio. If a call were exercised by the issuer during a period of declining interest rates, the Portfolio would likely have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio.

A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in a lower-rated securities, there is no established retail secondary market for many of these securities, and the Trust anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Trust to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be valued by (or under the direction of) the Trust's board of trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there is less reliable objective data available.

The market for lower-rated securities has not weathered a major economic recession, and it is not known how one might affect that market. It is likely, however, that any such recession could severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

Some of the Portfolios may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. These Portfolios may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities. The Portfolios also may acquire lower-rated securities during an initial underwriting. Such securities involve special risks because they are new issues. The Trust has no arrangement with any person concerning the acquisition of such securities, and the Adviser will carefully review the credit and other characteristics pertinent to such new issues.

ZERO COUPON OBLIGATIONS. Some of the Portfolios may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although a Portfolio will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Portfolio otherwise would not have done so. To the extent a Portfolio is required to liquidate thinly traded securities, the Portfolio may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Portfolio to pay distributions, that Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

STRUCTURED OR INDEXED SECURITIES. Some of the Portfolios may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies. interest rates. commodities. indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Portfolio's investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because a Portfolio bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

MORTGAGED-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY. Some of the Portfolios may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage related securities such as government stripped mortgage related securities, adjustable rate mortgage related securities and collateralized mortgage obligations. These are described below. Some of the Portfolios may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

         Mortgage related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

         The average maturity of pass-through pools of mortgage related securities in which some of the Portfolios may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

         Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

         Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Adviser assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Portfolio.

         Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage security. The occurrence of mortgage prepayments is a function of several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. A Portfolio's ability to maintain positions in such securities is affected by the reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed or asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a Portfolio, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity, although such other income-bearing securities may have a comparable risk of capital depreciation during periods of rising interest rates.

Because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. Revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Some of the Portfolios may invest in government stripped mortgage related securities. These securities represent beneficial ownership interests in either period principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), or the Federal National Mortgage Association ("FNMA"). The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans.

Investing in government stripped mortgage related securities involves all of the risks of investing in mortgage-backed securities and U.S. Government securities generally. In addition, the yields on these instruments are extremely sensitive to the prepayment experience of the mortgage loans making up the pool underlying the certificates. If a decline in the level of prevailing current interest rates results in a rate of principal prepayments that is higher than anticipated when the certificate was created, then distributions of principal will accelerate thereby reducing the yield to maturity of interest-only securities from that certificate and increasing the yield to maturity of principal-only securities from that certificate. Sufficiently high prepayment rates could result in a Portfolio not recovering its investment in interest-only securities. Where a certificate represents only a part of the beneficial interest in a pool, the sensitivity of an interest-only security of that certificate to interest rate fluctuations, may be greater than of other interest-only securities derived from other certificates supported by the same underlying pool because of the particular character of the principal portion of the pool that the certificate represents.

Government stripped mortgage related securities are currently traded over the counter in a market maintained by several investment banking firms. No one can be certain that a Portfolio will be able to purchase or sell a government stripped mortgage related security at any time in the future. A Portfolio only purchases such securities if a secondary market exists for the securities at the time of purchase. Some of the Portfolios may treat government stripped mortgage related securities as illiquid investments.

ADJUSTABLE RATE MORTGAGE RELATED SECURITIES. Some of the Portfolios may invest in adjustable rate mortgage related securities. Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals. Acquiring ARMs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which certificates are based. Such certificates generally have higher current yield and lower price fluctuation than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lags current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. Some of the Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-backed securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over other classes with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Portfolio invests, the investment is subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

GNMA CERTIFICATES. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. GNMA guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of GNMA Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate.

ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. Some of the Portfolios may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARsSM") and interests in pools of credit card receivables. CARsSM represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARsSM are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

         An investor's return on CARsSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, a Portfolio may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Some of the Portfolios may also invest in other types of asset-backed and receivable-backed securities.

MORTGAGE DOLLAR ROLLS. Some of the Portfolios may enter into mortgage "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Adviser's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

         For financial reporting and tax purposes, some of the Portfolios propose to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. Some of the Portfolios do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS

An Adviser along with the Administrator is responsible for determining the value and liquidity of investments held by each Portfolio. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolios will not purchase or otherwise acquire any investment, if as a result, more than 15% of its total assets (taken at current value) would be invested in illiquid investments.

Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act").

Some of the Portfolios may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and that are determined to be liquid by the Portfolio's board of trustees or by the Adviser under board-approved procedures. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Portfolio's holdings of those securities may become illiquid. Purchases by a Portfolios of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

         To secure prices or yields deemed advantageous at a particular time, a Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Portfolio, however, prior to the actual delivery or payment by the other party to the transaction. Some of the Portfolios may enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of a Portfolio's when-issued or delayed-delivery purchase commitments will be segregated with the Trust's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

         Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Portfolio's net asset value.

         When a Portfolio engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

WARRANTS

         Some of the Portfolios are authorized to invest in warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Portfolio in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Portfolio's net assets. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

SMALLER CAPITALIZATION COMPANIES

         Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

FOREIGN INVESTMENTS

         Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United Sates and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

         Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For Example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Portfolio may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

         Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Portfolio may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

         In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

INVESTMENT IN DEPOSITORY RECEIPTS. Many securities of foreign issuers are represented by depository receipts such as ADRs, EDRs and GDRs. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporate issuers. EDRs and GDRs are receipts issued by non-U.S. financial institutions evidencing arrangements similar to ADRs, but are designed for use in non-U.S. securities markets. Depository receipts are not necessarily quoted in the same currency as the underlying security. Generally, ADRs are in registered form and are designed for trading in U.S. markets while EDRs are in bearer form and are designed for trading in European securities markets. GDRs are issued in either registered or bearer form and are designed for trading on a global basis.

         Some of the Portfolios may invest in ADRs, EDRs and GDRs. ADRs represent the right to receive foreign securities deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

         Depository receipts do not eliminate all the risk inherent in investing in foreign securities. To the extent that a Portfolio acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the depository receipts to issue and service such depository receipts, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts, rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales.

FOREIGN GOVERNMENT SECURITIES. Some of the Portfolios may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due and a Portfolio may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.

SUPRANATIONAL AGENCIES. Some of the Portfolios may invest in securities issued by supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank), the European Economic Community, and the Asian Development Bank. Securities of supranational agencies are not U.S. Government securities and are not supported, directly or indirectly, by the U.S. Government, its agencies or instrumentalities.

INVESTMENTS IN EMERGING MARKETS. Some of the Portfolios may invest substantial portions of their portfolios in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the funds' investments in those countries and the availability to a Portfolio of additional investments in those countries.

         The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, a Portfolio may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of a Portfolio to invest in securities of certain issuers located in those countries.

CURRENCY EXCHANGE RATES. A Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because a Portfolio may have currency exposure independent of their securities positions, the value of the assets of a Portfolio as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that a Portfolio's assets consist of investments quoted or denominated in a particular currency, the Portfolio's exposure to adverse developments affecting the value of such currency will increase. The International Value Portfolio and the International Growth Portfolio often have substantial currency exposure both from investments quoted or denominated in foreign currencies and from their currency positions.

         Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Portfolio's net asset value to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Portfolio's total assets, adjusted to reflect the Portfolio's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio is more susceptible to the risk of adverse economic and political developments within those countries.

         In addition to investing in securities denominated or quoted in a foreign currency, a Portfolio may engage in some or all of the foreign currency management practices described below. A Portfolio also may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio will incur costs in connection with conversions between various currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. At the maturity of a forward contract, a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         Some of the Portfolios may enter into forward foreign currency exchange contracts in several circumstances. First, when it enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on such a security which either holds, a Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Portfolio can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Portfolio's foreign assets. Contracts to sell foreign currency could limit any potential gain that might be realized by a Portfolio if the value of the hedged currency increases.

         Some of the Portfolios may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities they intend to purchase. Some of the Portfolios may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Some of the Portfolios also may purchase and sell forward contracts to seek to increase total return when the Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the Portfolios.

         Some of the Portfolios may utilize foreign forward currency exchange contracts to settle non-dollar securities transactions.

         The Trust's custodian will segregate cash or other liquid assets in an amount equal to the value of a Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Portfolio to purchase foreign currencies or forward contracts entered into to seek to increase total return. If the value of the securities so segregated declines, additional cash or liquid assets are segregated on a daily basis so that the value of the account equals the amount of the Portfolio's commitments with respect to such contracts. These segregated securities are marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, a Portfolio's ability to utilize forward foreign currency exchange contracts may be restricted.

         While some of the Portfolios will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while a Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Portfolio's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may cause the Portfolio to sustain losses which will prevent the Portfolio from achieving a complete hedge or expose the Portfolio to risk of foreign exchange loss. Likewise, to the extent that a Portfolio enters into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

         As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. In addition, some Portfolios may purchase call or put options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held in the Portfolio. When purchased or sold to increase total return, options on currencies are considered speculative.

INTEREST RATE SWAPS AND CURRENCY SWAPS. Some of the Portfolios may enter into currency swaps for both hedging purposes and to seek to increase total return. Some of the Portfolios may enter into interest rate swaps for these purposes. A Portfolio typically uses interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Portfolio with another party of their respective rights to make or receive payments in specified currencies. Since currency swaps and interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between its fund investments and its swap positions entered into for hedging purposes.

         Some of the Portfolios only enter into interest rate swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

         The use of interest rate and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Portfolio would be less favorable than it would have been if swaps were not used. Inasmuch as swaps are entered into for good faith hedging purposes (or are offset by a segregated account as described below), the Trust and the Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Trust's custodian. An amount of cash or liquid assets having an aggregate net asset value at least equal to the entire amount of payment stream payable by a Portfolio pursuant to an interest rate swap will be segregated with the Trust's custodian. A Portfolio may not enter into any interest rate or currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreement, related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the SEC staff takes the position that currency swaps are illiquid investment subject to a Portfolio's limitation on such investments.

LENDING PORTFOLIO SECURITIES

         Some of the Portfolios are authorized to lend their portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. A Portfolio's loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a Portfolio's loans of securities are segregated and maintained at all times with the Trust's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Portfolio will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.

         If a Portfolio loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral;
(3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's board of trustees must terminate the loan and regain the right to vote the securities. From time to time, a Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder."

SECURITIES OF OTHER INVESTMENT COMPANIES

         Some of the Portfolios may invest in investment funds that invest principally in securities in which a Portfolio is authorized to invest. Currently, under the 1940 Act, a Portfolio may hold securities of another investment company in amounts which (1) do not exceed 3% of the total outstanding voting stock of such company, (2) do not exceed 5% of the value of the Portfolio's total assets and (3) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. To the extent a Portfolio invests in other investment companies, the Portfolio's shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

PURCHASING PUT AND CALL OPTIONS ON SECURITIES

         Some of the Portfolios may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Portfolio may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Portfolio will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Portfolio may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Portfolio in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Portfolio may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Portfolio in closing sale transactions, which are sales by the Portfolio, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Portfolio. In addition, the premiums paid by a Portfolio in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Portfolio's net assets.

COVERED OPTION WRITING

         Some of the Portfolios may write covered put and call options on securities. A Portfolio will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

         A Portfolio with option-writing authority will write only options that are covered. A call option written by a Portfolio will be deemed covered (1) if the Portfolio owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Portfolio holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Portfolio owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Trust's custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust's custodian or with a designated sub-custodian, or (2) if the Portfolio continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Portfolio), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust's custodian or with a designated sub-custodian).

         The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

         So long as the obligation of a Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         A Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of a Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Adviser expects that the Portfolios will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Portfolios in the over-the-counter market.

         A Portfolio may realize a profit or loss upon entering into closing transactions. When a Portfolio has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Portfolio will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs.

         Option writing for a Portfolio may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Portfolio may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.

         A Portfolio will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by a Portfolio of options will depend on the Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge.

Losses incurred in hedging transactions and the costs of these transactions will affect a Portfolio's performance.

SECURITIES INDEX OPTIONS

         In seeking to hedge all or a portion of its investments, a Portfolio may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Portfolio's portfolio. A Portfolio with such option writing authority may write only covered options. Some of the Portfolios may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

         A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Portfolio may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

         The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

         The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Portfolio realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Portfolio of options on securities indices is subject to the Adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

         Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Portfolio to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Portfolio will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Adviser desires that a Portfolio engage in such a transaction.

OVER-THE-COUNTER ("OTC") OPTIONS

         Some of the Portfolios may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

         Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although some of the Portfolios may seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with a Portfolio, there can be no assurance that a Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Portfolio. Until a Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option.

FUTURES AND RELATED OPTIONS

         Some of the Portfolios may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the Commodity Futures Trading Commission or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio involved.

         An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

         A Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Portfolio's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the staff of the SEC is that a Portfolio's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the Trust's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities.

         No consideration is paid or received by a Portfolio upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with the Trust's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Portfolio upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio may elect to close a position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract.

         Although the Trust expects that some of the Portfolios may enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

         If a Portfolio has hedged against the possibility of an increase in interest rates and rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

         An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Portfolio holding the options.

         The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect a Portfolio's performance.

OPTIONS ON FOREIGN CURRENCIES

         Some of the Portfolios may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Portfolio. A Portfolio with such option writing authority may write only covered options. Options on foreign currencies to be written or purchased by a Portfolio are traded on U.S. or foreign exchanges or in the over-the-counter market.

         Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Portfolio could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Portfolio's position, the Portfolio could forfeit the entire amount of the premium plus related transaction costs.

         Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

MUNICIPAL OBLIGATIONS

         The term "Municipal Obligations" as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. Some of the Portfolios may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to a Portfolio should any of the related projects or facilities experience financial difficulties.

         Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

         Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

         Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the Adviser can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Portfolio. In addition, neither the Trust nor the Adviser can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Portfolio need to be made in response to those developments.

MUNICIPAL LEASES. Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes and state income taxes within the state of issuance. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

         Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the board of trustees. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market; (4) the nature of the marketplace trades; and (5) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

         Municipal leases held by a Portfolio will be considered illiquid securities unless the board of trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Adviser to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

         Municipal leases that a Portfolio may acquire will be both rated and unrated. Rated leases that may be held by a Portfolio include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Portfolio may acquire unrated issues that the Adviser deems to be comparable in quality to rated issues in which a Portfolio is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the board of trustees.

         To limit the risks associated with municipal leases, a Portfolio will invest no more than 5% of its total assets in those leases. In addition, a Portfolio will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

FLOATING AND VARIABLE RATE INSTRUMENTS. Some of the Portfolios may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

         Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

         Some of the Portfolios may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Portfolio's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Portfolio will meet the quality criteria established by the Adviser for the purchase of Municipal Obligations. The Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Portfolio's portfolio.

PARTICIPATION INTERESTS. Some of the Portfolios may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives a Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the board of trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Portfolio's participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Portfolio exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Portfolio will invest no more than 5% of the value of its total assets in participation interests.

MUNICIPAL OBLIGATION COMPONENTS. Some of the Portfolios may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Portfolio may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and decrease as the Auction Component's rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

MUNICIPAL CUSTODY RECEIPTS. Portfolios that may invest in municipal obligations also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

SHORT SALES AGAINST THE BOX

         Some of the Portfolios may sell securities "short against the box." Whereas a short sale is the sale of a security a Portfolio does not own, a short sale is "against the box" if at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

WEBS AND OTHER INDEX-RELATED SECURITIES

         Some of the Portfolios may invest in shares in a particular series issued by Foreign Portfolio, Inc., an investment company whose shares also are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. Some of the Portfolios also may invest in shares in a particular series issued by CountryBaskets Index Portfolio, Inc., or another fund the shares of which are the substantial equivalent of WEBS. Some of the Portfolios may invest in Standard & Poor's Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Portfolio investing in a SPDR would be entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

                                TRUST MANAGEMENT

TRUSTEES AND OFFICERS

The Trust's board of trustees is responsible for overseeing the Trust's affairs including deciding matters of general policy and reviewing certain actions of MLIG Advisers, other Advisers, the custodian, administrator, and other service providers.

The Trust's trustees and officers and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each trustee and officer is 7 Roszel Road, Princeton, New Jersey 08540.

                        INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number of
                                                                                                  Portfolios
                                               Term of                                            in Fund
                                Position(s)  Office and                                           Complex\      Other Directorships
                                 Held with    Length of       Principal Occupation(s) During      Overseen by     Held by Director
    Name, Address and Age          Fund      Time Served               Past 5 years                Director
------------------------------------------------------------------------------------------------------------------------------------
                                  Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                  Trustee
------------------------------------------------------------------------------------------------------------------------------------


                             DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                  in Fund
                                               Term of                                            Complex
                                Position(s)  Office and                                           Overseen
                                 Held with    Length of       Principal Occupation(s) During         by         Other Directorships
    Name, Address and Age          Fund      Time Served               Past 5 years                Director      Held by Director
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


The Trust pays trustees who are not "interested persons" of the Trust, MLIG Advisers, or persons affiliated with MLIG Advisers, within the meaning of the 1940 Act (hereinafter "independent trustees"), a fee plus out-of-pocket expenses for each board of trustees board meeting they attend.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION

MLIG Advisers, pursuant to an investment management agreement with the Trust, is the investment manager of the Trust and each of the Portfolios. As the investment manager, subject at all times to the supervision and approval of the Trust's board of trustees, MLIG Advisers is responsible for the overall management of the Trust and for retaining subadvisers to manage the assets of each Portfolio according to its investment objective, strategies, and restrictions. As part of those responsibilities and duties, MLIG Advisers or another Adviser determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Portfolios.

MLIG Advisers is a registered investment adviser and an indirect wholly-owned subsidiary of MLLIC. Its principal business address is 7 Roszel Road, Princeton, New Jersey 08540.

Each Adviser is responsible for managing the investment operations and the composition of the Portfolio which it advises, including the purchase, retention and disposition of the investments, securities and cash contained in the Portfolio, in accordance with the Portfolio's investment objective and strategies as stated in the Trust's, Prospectus and SAI, as from time to time in effect. In connection with these responsibilities and duties, each Adviser is responsible for providing investment research and supervision of each Portfolio's investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Portfolio's assets. Each Adviser also is responsible for furnishing MLIG Advisers or the Trust with statistical information, in respect of the investments that its Portfolio may hold or contemplates purchasing, as MLIG Advisers or the Trust may reasonably request. Each Adviser, on its own initiative apprises the Trust of important developments materially affecting its Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. Each Adviser also has responsibility for implementing all purchases and sales of investments for the Portfolio it advises in a manner consistent with its policies.

EXPENSES

Generally, the Portfolios directly assume their expenses and a pro-rata portion of the expenses borne by the Trust, including the fees payable to MLIG Advisers, which are accrued daily. Expenses that the Portfolios bear directly include redemption expenses, expenses of portfolio transactions that do not reduce the cost basis of a security, shareholding servicing costs, expenses of registering the Trust's shares under federal and state securities laws, interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Trust expenses that are allocated to a Portfolio on the basis of size of the respective Portfolios include trustees' fees, legal expenses, state franchise taxes, auditing services, costs of printing and mailing proxy materials, SEC fees, accounting costs, pricing costs (including the daily calculation of net asset value), and other expenses that the board determines to be properly payable by the Trust and allocable either on the basis of size of the respective Portfolios or to a particular Portfolio or Portfolios. Depending upon the nature of a shareholders meeting or a lawsuit or certain other expenses, these costs may be directly applicable to one or more of the Portfolios or allocated on the basis of the size of the respective Portfolios.

MANAGEMENT FEES

The following table shows the annual management fee rate paid to MLIG Advisers by each Portfolio.

                             ANNUAL RATE (AS %                                           ANNUAL RATE (AS %
                             OF AVERAGE DAILY                                            OF AVERAGE DAILY
   PORTFOLIO                   NET ASSETS)                        PORTFOLIO                 NET ASSETS)
---------------                ------------                    ---------------              -----------
Large Cap Value Portfolio                                      Mid Cap Growth
I............                      0.80%                       Portfolio II..........          0.85%
Large Cap Value Portfolio                                      Small Cap Value
II..........                       0.80%                       Portfolio I...........          0.85%
Relative Value                                                 Small Cap Value
Portfolio.............             0.80%                       Portfolio II..........          0.85%
Large Cap Core Portfolio                                       Small Cap Growth
I............                      0.80%                       Portfolio I...........          0.95%
Large Cap Core Portfolio                                       Small Cap Growth
II...........                      0.80%                       Portfolio II..........          0.95%
Large Cap Growth                                               International Value
Portfolio I............            0.80%                       Portfolio.............          0.90%
Large Cap Growth                                               International Growth
Portfolio II...........            0.80%                       Portfolio...                    0.85%
Large Cap Growth                                               Income
Portfolio III..........            0.80%                       Portfolio I...........          0.65%
Mid Cap Value Portfolio                                        Income
I............                      0.80%                       Portfolio II..........          0.65%
Mid Cap Value Portfolio                                        Income
II...........                      0.85%                       Portfolio III.........          0.80%
Mid Cap Growth Portfolio
I............                     0.80 %

SUBADVISERS

The subadviser for each Portfolio is identified below opposite the relevant Portfolio. From time to time, MLIG Advisers may change a Portfolio's subadviser.


SUBADVISER                              OWNERSHIP AND ADDRESS
Credit Suisse Asset Management          Credit Suisse Asset Management had approximately $___ in assets under management as of ____, 2002.  It's principal business address is 466
                                        Lexington Avenue, New York, NY 10017.

J.P. Morgan Fleming Asset Management    J.P. Morgan Fleming Asset Management (formerly known as Chase Fleming
                                        Asset Management (USA) Inc., is a New York corporation. J.P. Fleming Asset
                                        Management is a wholly owned subsidiary of The Chase Manhattan Bank and an indirect subsidiary of J.P. Morgan Chase & Co. J.P. Fleming Asset
                                        Management had approximately $74.5 billion in assets under management as of October 2, 2001.  Its principal business address is 522 Fifth
                                        Avenue, New York, NY 10036.

J.W. Seligman & Co.                     J.W. Seligman & Co. founded in 1864, had assets of approximately $32.5 billion under management as of __, 2002.  It's principal office is located at 100 Park Avenue, New York, NY 10017.

John A. Levin & Company                 John A. Levin & Co., Inc., established in 1996, is wholly-owned by Levin
                                        Management Co., Inc., a wholly-owned subsidiary of BKF Capital Group, Inc.
                                        John A. Levin & Co., Inc. had approximately $11.5 billion in assets under management as of February 28, 2001.  Its principal business address is One
                                        Rockefeller Plaza, New York, NY 10020.

Lazard Asset Management                 Lazard Asset Management, a division of Lazard Freres & Co., had approximately $71.1 billion in assets under management as of October 26,
                                        2001.  It's principal business address is 30 Rockefeller Plaza, 59th Floor,
                                        New York, NY 10112.

Lord, Abbett & Co.                      Lord, Abbett & Co. had approximately $____ in assets under management as of
                                        ___, 2002.  It's principal business address is 90 Hudson Street, Jersey
                                        City, NJ 07302.

Merrill Lynch Investment Managers,      Merrill Lynch Investment Managers, L.P. had approximately $___ in assets
L.P.                                    under management as of ___, 2002.  Its principal business address is 800
                                        Scudders Mill Road, 2D, Plainsboro, NJ 08536.

National Asset Management               National Asset Management Corporation was acquired by AVZ, Inc. a subsidiary
Corporation                             of AMVESCAP, PLC, a United Kingdom Holding company.  National Asset
                                        Management Corporation currently operates as INVESCO National Asset
                                        Management Group and is comprised of five divisions, each of which is a separate division of the company.  INVESCO National Asset Management Group had approximately $____ in assets under management as of ___2002.  Its principal business address is One Midtown Plaza, 1360 Peachtree Street, N.E.,
                                        Suite 100, Atlanta, GA 30309.

Neuberger Berman, LLC                   Neuberger Berman, LLC had approximately $____ in assets under management as of ___, 2002. It's principal business address is 605 Third Avenue, New
                                        York, NY 10158-3698.

Nicholas-Applegate Capital              Nicholas-Applegate Capital Management, is an affiliate of Dresdner
Management                              Bank, a German-based bank. It is also affiliated with Munich Re, a German-based insurance provider. Nicholas-Applegate Capital Management had approximately
                                        $___ in assets under management as of ____, 2002. Its principal business office is 600 West Broadway, Suite 2900, San Diego, CA 92101.

NWQ Investment                          NWQ Investment Management Company ("NWQ") is a wholly owned subsidiary of
Management Company                      Old Mutual plc, a United Kingdom based corporation. NWQ had approximately
                                        $___ in assets under management as of ___,2002. NWQ's principal business address is 2049 Century Park East, 4th Floor, Los Angeles, CA 90067.


PIMCO Advisors L.P.                     PIMCO Advisors L.P. had approximately $___ in assets under management as of
                                        ____, 2002.  Its principal business address is 1345 Avenue of the Americas,
                                        50th floor, New York, NY 10105-4800.

Rittenhouse Financial                   Rittenhouse Financial Services, L.P. is a Pennsylvania corporation with
Services, Inc.                          $17.8 billion  in assets under management as of January 16, 2002.  Its principal business address is Two Radnor Corporate Center, Radnor, PA
                                        19087-4599.

Seneca Capital Management,              Seneca Capital Management, LLC, formerly GMG/Seneca Capital Management, LLC, is a California limited liability company which commenced
                                        operations on July 1, 1996. On July 17, 1997, Phoenix Investment Partners,
                                        Ltd. acquired 74.9% interest in GMG/Seneca Capital Management, LLC.

                                        Seneca Capital Management, LLC had approximately $15.2 billion in assets under management as of June 30, 2001. Seneca Capital Management LLC's
                                        principal business address is 909 Montgomery Street 5th Floor, San
                                        Francisco, CA 94133.

Sound Capital Partners                  Sound Capital Partners is a limited liability company with $2.3 billion in assets under management as of ___, 2002. Its principal office is located at 333 West Wacker Drive, Chicago, IL 60606.

Valenzuela Capital Partners             Valenzuela Capital Partners, LLC, founded in 1989, is a limited liability
LLC                                     corporation with approximately $1 billion in assets under management as of
                                        October 22, 2001. Its principal business address is 1270 Avenue of the
                                        Americas, Suite 508, New York, NY 10020.

SUBADVISORY AGREEMENTS

The Trust's board, including a majority of the "non-interested" trustees, approved the investment subadvisory agreements for the Portfolios with their respective subadvisers on the specified dates, as indicated below.

PORTFOLIO                                 SUBADVISER                                           DATE
---------                                 ----------                                           ----
Large Cap Value Portfolio I               Lord, Abbett & Co                                    _______, 2002

Large Cap Value Portfolio II              John A. Levin & Company                              _______, 2002

Relative Value Portfolio                  Merrill Lynch Investment Managers, L.P.              _______, 2002

Large Cap Core Portfolio I                Sound Capital Partners                               _______, 2002

Large Cap Core Portfolio II               National Asset Management Corporation                _______, 2002

Large Cap Growth Portfolio I              Nicholas-Applegate Capital Management                _______, 2002

Large Cap Growth Portfolio II             Rittenhouse Financial Services, Inc.                 _______, 2002

Large Cap Growth Portfolio III            Seneca Capital Management, LLC                       _______, 2002

Mid Cap Value Portfolio I                 Valenzuela Capital Partners LLC                      _______, 2002

Mid Cap Value Portfolio II                Lord, Abbett & Co.                                   _______, 2002

Mid Cap Growth Portfolio I                Seneca Capital Management, LLC                       _______, 2002

Mid Cap Growth Portfolio II               J.W. Seligman & Co.                                  _______, 2002

Small Cap Value Portfolio I               NWQ Investment Management Company                    _______, 2002

Small Cap Value Portfolio II              PIMCO Advisors L.P.                                  _______, 2002

Small Cap Growth Portfolio I              Neuberger Berman, LLC                                _______, 2002

Small Cap Growth Portfolio II             J.P. Morgan Fleming Asset Management                 _______, 2002

International Value Portfolio             Lazard Asset Management                              _______, 2002

International Growth Portfolio            Credit Suisse Asset Management                       _______, 2002

Income Portfolio I                        Lord, Abbett & Co.                                   _______, 2002

Income Portfolio II                       Merrill Lynch Investment Managers, L.P.              _______, 2002

Income Portfolio III                      Lord, Abbett & Co.                                   _______, 2002

Each subadvisory agreement may be terminated at any time without the payment of any penalty, by the Trust's board, or by vote of a majority of the outstanding shares of representing an interest in the Portfolio on sixty days written notice to MLIG Advisers and the applicable subadviser, or by MLIG Advisers, or by a subadviser, on sixty days written notice to the other. Each subadvisory agreement automatically terminates in the event of its assignment or in the event of the termination of the investment advisory agreement between the MLIG Advisers and the Trust. Otherwise, each subadvisory agreement will continue in effect for two years, and thereafter will continue from year to year so long as the continuance is specifically approved at least annually by (a) the Trust's board, or by the vote of a majority of the outstanding shares representing an interest in the Portfolio, and (b) a majority vote of the board's independent trustees.

SUBADVISORY FEES

The table below indicates the annual fee rate (as a percentage of average daily net assets) MLIG Advisers pays each subadviser under the applicable subadvisory agreement.

  PORTFOLIO                    SUBADVISER                           ADVISORY FEE
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Value              Lord, Abbett & Co.                   0.35% on the first $200 million,
  Portfolio I                                                       0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Value              John A. Levin & Company              0.35% on the first $200 million,
  Portfolio II                                                      0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Relative Value               Merrill Lynch Investment             0.35% on the first $200 million,
  Portfolio                    Managers, L.P.                       0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Core               Sound Capital Partners               0.35% on the first $200 million,
  Portfolio I                                                       0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Core               National Asset Management            0.35% on the first $200 million,
  Portfolio II                 Corporation                          0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth             Nicholas-Applegate Capital           0.35% on the first $200 million,
  Portfolio I                  Management                           0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth             Rittenhouse Financial                0.35% on the first $200 million,
  Portfolio II                 Services, Inc.                       0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth             Seneca Capital                       0.35% on the first $200 million,
  Portfolio III                Management, LLC                      0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value                Valenzuela Capital                   0.35% on the first $200 million,
  Portfolio I                  Partners LLC                         0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value                Lord, Abbett & Co.                   0.40% on the first $200 million,
  Portfolio II                                                      0.35% on the second $200 million, and
                                                                    0.30% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth               Seneca Capital                       0.35% on the first $200 million,
  Portfolio I                  Management, LLC                      0.27% on the second $200 million, and
                                                                    0.25% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth               J.& W. Seligman & Co.                 0.40% on the first $200 million,
  Portfolio II                                                      0.35% on the second $200 million, and
                                                                    0.30% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Small Cap Value              NWQ Investment                       0.40% on the first $200 million,
  Portfolio I                  Management Company                   0.32% on the second $200 million, and
                                                                    0.30% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------

  PORTFOLIO                    SUBADVISER                           ADVISORY FEE
  ----------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
  Small Cap Value              PIMCO Advisors L.P.                  0.44% on the first $200 million,
  Portfolio II                                                      0.35% on the second $200 million, and
                                                                    0.30% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth             Neuberger Berman, LLC                0.50%
  Portfolio I
  ----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth             J.P. Morgan Fleming Asset            0.50% on the first $1 billion, and
  Portfolio II                 Management                           0.45% on assets in excess of $1 billion
  ----------------------------------------------------------------------------------------------------------------------
                               Lazard Asset Management              0.45% on the first $200 million,
  International Value                                               0.40% on the second $200 million, and
  Portfolio                                                         0.35% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  International Growth         Credit Suisse Asset                  0.40% on the first $200 million,
  Portfolio                        Management                       0.32% on the second $200 million, and
                                                                    0.30% on assets in excess of $400 million
  ----------------------------------------------------------------------------------------------------------------------
  Income Portfolio I           Lord, Abbett & Co.                   0.20%
  ----------------------------------------------------------------------------------------------------------------------
  Income Portfolio II          Merrill Lynch Investment             0.20%
                               Managers, L.P.
  ----------------------------------------------------------------------------------------------------------------------
  Income Portfolio III         Lord, Abbett & Co.                   0.35% on the first $1 billion
                                                                    0.25% on the next $500 million, and
                                                                    0.20% on assets in excess of $1.5 billion
  ----------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT MLIG ADVISERS

The principal officers of MLIG Advisers are:

                                      POSITION WITH              POSITION WITH
NAME                                  MLIG ADVISERS              THE TRUST
----                                  -------------              ---------










ADMINISTRATOR

Pursuant to an agreement with the Trust, J.P. Morgan Investor Services Co. ("J.P. Morgan Investor Services") serves as the Trust's administrator. As the administrator, J.P. Morgan Investor Services is responsible for providing the general business administration of the Trust and the Portfolios as well as providing general oversight and coordination of the Trust's other service providers such as those providing accounting, audit, custody, transfer agency, and dividend disbursing services.

Specific services provided by J.P. Morgan Investor Services include: (1) oversight and coordination of administrative service providers, (2) general business administration (e.g., reviewing bills and authorizing payment), (3) providing clerical, secretarial, and bookkeeping services, office supplies, office space, and related services (including telephone and other utility services), (4) administrative support to Trust officers and other MLIG Adviser employees who provide legal, financial and other services to the Trust, (5) financial accounting services, (6) facilitating and managing board of trustee meetings, (7) scheduling, planning and managing shareholders meetings, (8) initial preparation and filing of SEC registration statements for the Trust, and
(9) preparing and distributing, or assisting in the preparation and distribution of reports, proxy materials, and other communications with the Trust's shareholders.

Financial accounting services include: (a) daily computation of each Portfolio's net asset value, (b) periodic computation of dividends, (c) periodic preparation of financial statements for each Portfolio, (d) maintenance of required books and records, and (e) preparation and filing of tax returns, annual reports and other government filings. Facilitating and managing board of trustee meetings includes: (a) scheduling and planning agendas, (b) preparing or assisting in the preparation of meeting materials such as performance and expense reports for each Portfolio, and (c) supervision and coordination of the preparation of reports from Advisers.

For providing these services, the Trust pays J.P. Morgan Investor Services a fee at the annual rate of 0.__% of each Portfolio's average daily net assets.


                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The Advisers are responsible for decisions to buy and sell securities for the Portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Merrill Lynch Pierce Fenner and Smith ("MLPFS").

Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the board of trustees of the Trust.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust does not deal with MLPFS in any transaction in which MLPFS acts as principal.

In placing orders for portfolio securities of a Portfolio, its Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser seeks to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios do not necessarily pay the lowest spread or commission available. In the selection of brokers and dealers to execute portfolio transactions, Advisers are authorized to consider not only prices and rates of brokerage commissions, but also other relevant factors including: (1) a broker or dealer's execution capabilities, (2) research, brokerage and other services provided by such brokers or dealers when the Adviser believes that such services will enhance its general portfolio management capabilities, (3) the overall quality of research and brokerage services provided by a broker or dealer, (4) the size of the transaction, (5) the difficulty of executing the transaction, (6) a broker or dealer's operational facilities, and (7) the risk to such a broker or dealer of positioning a block of securities.

Within the framework of this policy, the Advisers consider research and brokerage services provided by: (1) brokers or dealers who effect, or are parties to, portfolio transactions of the Portfolios, (2) affiliates of the Adviser, (3) affiliates of other Advisers, or (4) other clients of the Advisers or affiliates of such clients. Such research and brokerage services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for the Portfolios may be used in managing other investment accounts. Conversely, brokers or dealers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Portfolios, and the services furnished by such brokers or dealers may be used by the Advisers in providing investment advisory services for the Portfolios.

On occasions when the Adviser determines that the purchase or sale of a security is in the best interest of a Portfolio as well as its other advisory clients (including any other Portfolio or other advisory account for which the Adviser or an affiliate acts as investment adviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities being sold or purchased for the Portfolio with those being sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, is made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

Subject to the above considerations, the Advisers may use a broker or dealer that is an affiliated person of the Trust, MLIG Advisers, MLLIC, or MLLICNY (or their affiliates), such as MLPFS, or a broker or dealer that is an affiliated person of that Adviser, to effect transactions for a Portfolio it advises (an "affiliated broker or dealer"). In order for an affiliated broker or dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or dealers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow affiliated brokers or dealers to receive no more than the remuneration expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the board of trustees of the Trust, including a majority of the non-interested trustees, have adopted or approved procedures for each Adviser which are reasonably designed to ensure that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. Brokerage transactions with affiliated brokers or dealers also are subject to such fiduciary standards as applicable law imposes on the Adviser and/or affiliated brokers or dealers.

In addition, Section 11(a) of the Securities Exchange Act of 1934 provides that member firms of a national securities exchange (such as MLPFS) may not effect transactions on such exchange for the account of an investment company of which the member firm or its affiliate is the investment adviser, except pursuant to the requirements of that Section. The Trust's board of trustees has adopted procedures designed to insure compliance with the requirements of Section 11(a) in order that Advisers may use MLPFS. In this regard, MLPFS provides the Trust at least annually with a statement setting forth the total amount of all compensation retained by it in connection with effecting transactions for the accounts of each Portfolio. The board of trustees of the Trust will review and approve all of each Portfolio's portfolio transactions with MLPFS and the compensation paid to MLPFS for such transactions.


                        DETERMINATION OF NET ASSET VALUE

Under the Act, the board of trustees of the Trust is responsible for determining in good faith the fair value of securities of each Portfolio. In accordance with procedures adopted by the board of trustees, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"). Each Portfolio computes its net asset value once daily at the close of such trading (normally 4:00 p.m. New York time), on each day (as described in the Prospectus) that the Trust is open for business.

Assets of the Portfolios are valued as follows:

         (1) securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price (the last sale price and official bid price for securities traded principally on a foreign exchange is determined as of the close of the London Stock Exchange or, for securities traded on an exchange located the Asia-Pacific region, noon London time);

         (2) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;

         (3) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Administrator and approved by the board of trustees of the Trust if those prices are considered by the Administrator to be representative of market values as of the close of business of the NYSE;

         (4) options and futures contracts are valued at the last sale price on the market where any such option or futures contracts is principally traded;

         (5) over-the-counter option contracts are valued based upon prices provided market makers in such securities or dealers in such currencies.

         (6) forward foreign currency exchange contracts are valued using a pricing service and then calculating the mean between the last bid and asked quotations supplied by dealers in such contracts;

         (7) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the Administrator to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the board of trustees of the Trust; and

         (8) debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in good faith by or under procedures established by the board of trustees of the Trust.

Trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is normally completed well before the close of the NYSE on each business day. In addition, European or Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days for the Trust and days on which the Portfolios' net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, changes in the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE are not reflected in the calculation of a Portfolio's net asset value unless the Administrator or an Adviser determines that the particular event would materially affect net asset value and makes an appropriate adjustment.

Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar Portfolio or portfolio which uses available market quotations to value all of its portfolio securities.

                        PURCHASE AND REDEMPTION OF SHARES

Information regarding the purchase (distribution) or sale (redemption) of shares of the Trust is discussed under "Purchase and Redemption of Shares" in the prospectus.

DISTRIBUTION OF SHARES

Pursuant to an agreement with the Trust, shares of the Trust are currently issued and redeemed through ("FAMD"). FAMD is a wholly-owned subsidiary of MLLIC and its principal business address is the same as that of MLIG Advisers. Under the terms of the agreement, FAMD is not compensated by the Trust, sells and redeems shares at their net asset value without any sales or redemption charges and is not obligated to sell any specific number of shares.

REDEMPTION OF SHARES

The Trust is required to redeem all full and fractional shares for cash at the net asset value per share next calculated after the Trust receives the redemption order. The Trust generally makes payment for shares redeemed within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which:

         - trading on the NYSE is restricted or such exchange is closed for other than weekends and holidays;

         - an emergency exists, as determined by the SEC, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and

         - the SEC by order permits postponement for the protection of shareholders.

                      FEDERAL TAX STATUS OF THE PORTFOLIOS

The following discussion of the federal tax status of the Portfolios is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

         Each Portfolio is treated as a separate taxpayer for federal income tax purposes. Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company each year. If a Portfolio: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of any investment company taxable income (including, for this purpose, its net ordinary investment income and net realized short-term capital gain) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each Portfolio intends to do), then under the provisions of Subchapter M, the Portfolio should have little or no income taxable to it under the Code. In particular, a Portfolio is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

         A Portfolio must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gain from the sale or disposition of securities (including gain from related investments in foreign currencies), and other income (including gain from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Portfolio may consist of such other securities of any one issuer, and the Portfolio may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Portfolio must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Portfolio and that are engaged in the same or similar trades or businesses or related trades or businesses.

The Portfolios should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gain each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

Each of the Portfolios also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Portfolios. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Portfolio may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), a Portfolio may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying portfolio) that may be invested in securities of a single issuer. These limitations apply to each Portfolio's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

         - no more than 55% of a Portfolio's total assets may be represented by any one investment

         -        no more than 70% by any two investments

         -        no more than 80% by any three investments

         -        no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gain earned by a Portfolio investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gain. The effective rate of foreign tax cannot be determined at this time since the amount of these Portfolios' assets to be invested within various countries is not now known. The Portfolios each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Portfolio bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

A Portfolio's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gain and losses realized by the Portfolio (that is, may affect whether gain or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer losses of the Portfolio. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a Portfolio,

(2) could require such a Portfolio to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and
(3) may cause the Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each Portfolio seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a Portfolio fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Portfolio fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Portfolio fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Portfolio would be taxed on the investment earnings under their contracts and, thereby, lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Portfolios' investment adviser and subadvisers, and each Portfolio intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Portfolio than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Portfolio's investment adviser and subadvisers might otherwise select.

If a Portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Portfolios would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any Portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gain and losses realized by a Portfolio in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gain and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Portfolio's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Portfolio must derive at least 90% of its annual gross income.

Each Portfolio that invests in certain PIKs, zero coupon securities, or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Portfolio elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Portfolio must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Portfolio may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

Under current law, owners of variable contracts who are indirectly invested in a Portfolio generally are not subject to federal income tax on Portfolio earnings or distributions or on gain realized upon the sale or redemption of Portfolio shares until they are withdrawn from the contract. For information concerning the federal income tax consequences to the owners of variable contracts, see the prospectuses for such contracts.


                                 CAPITALIZATION

The Trust was originally organized in Delaware on February 13, 2002 as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest, which currently are divided into the following twenty-one series: Large Cap Value Portfolio I, Large Cap Value Portfolio II, Relative Value Portfolio, Large Cap Core Portfolio I, Large Cap Core Portfolio II, Large Cap Growth Portfolio I, Large Cap Growth Portfolio II, Large Cap Growth Portfolio III, Mid Cap Value Portfolio I, Mid Cap Value Portfolio II, Mid Cap Growth Portfolio I, Mid Cap Growth Portfolio II, Small Cap Value Portfolio I, Small Cap Value Portfolio II, Small Cap Growth Portfolio I, Small Cap Growth Portfolio II, International Value Portfolio, International Growth Portfolio, Income Portfolio I, Income Portfolio II, and Income Portfolio III. The Trust may establish additional portfolios with corresponding series of shares and may create one or more classes in any existing or new series, with each class having the powers, rights, qualifications, limitations as to dividends, and restrictions as the board of trustees may determine at that time.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared for its series and class by the board of trustees and, upon liquidation or dissolution, in the net assets supporting such series and class remaining after satisfaction of outstanding liabilities. As issued, all shares are fully paid and non-assessable.

VOTING RIGHTS

As an investment company organized as a Delaware business trust, the Trust is not required to hold annual shareholders' meetings. The Trust's board of trustees will, however, call a meeting of the holders of one or more series of shares, or of all of the Trust's shareholders, as applicable, whenever the 1940 Act requires shareholder action in connection with one or more of the following:
(1) election of trustees, (2) approval of the management agreement, (3) approval of a subadvisory agreement as to which MLIG Advisers and the Trust do not have appropriate exemptions from the 1940 Act shareholder approval requirements, (4) approval of an agreement with a third-party service provider, (5) ratification of selection of independent accountants, (6) approval of an underwriting agreement, or (7) reorganization or termination or a Portfolio or the Trust. The Secretary of the Trust is required to call a meeting of shareholders if requested to do so by a majority of the Trust's board of trustees or, subject to certain conditions, by the written request of the holders of 10% or more of the votes entitled to be cast on a matter.

On any matter submitted to a vote of shareholders, each shareholder is entitled to one vote for each dollar (and fractional vote for each fraction of a dollar) of net asset value standing in such shareholder's name on the books of each series in which such shareholder owns shares entitled to vote. Except for the election of trustees, any matter on which shareholders vote, is approved by the affirmative vote of a majority of the votes cast at a meeting of the shareholders at which a quorum is present. The presence, in person or by proxy, of shareholders entitled to cast at least thirty percent (30%) of the votes entitled to be cast on any matter constitutes a quorum as to such matter. Trustees may be elected by a plurality of votes entitled to be cast. Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all of the trustees of the Trust if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any trustees.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of trustees or the approval of independent public accountants) are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all or several Portfolios, but where the interests of the Portfolios are not substantially identical (such as approval of an investment advisory agreement) are voted on separately by the shareholders of each Portfolio for their Portfolio. Matters affecting only one Portfolio (such as a change in its fundamental investment restrictions), are voted on separately by the shareholders of that Portfolio.

As of the date of this SAI, MLLIC and MLLICNY are the only shareholders of the Portfolios. As the only shareholders of the Portfolios, MLLIC and MLLICNY together currently may be considered under the 1940 Act to "control" the Portfolios. Subsequent to the date of this SAI, separate accounts of MLLIC and MLLICNY also will hold significant amounts of shares on behalf of owners of variable contracts. Pursuant to current interpretations of the 1940 Act, MLLIC and MLLICNY intend to solicit instructions from such variable contract owners as to how to vote shares held to support their contracts and intend to vote such shares in accordance with timely receipt of such instructions. MLLIC and MLLICNY intend to vote shares they hold directly as well as shares held in their separate accounts for which for they do not receive timely instructions, in the same proportion as those shares for which voting instructions are received.




                                 CODES OF ETHICS

The Trust's board of trustees has adopted a code of ethics under Rule 17j-1 of the 1940 Act. The code of ethics covers the conduct (including the personal securities transactions) of each of the Trust's officers and trustees, as well as of any employees of the Trust, including those employees who participate in the selection of Portfolio securities or who have access to information regarding the Trust's pending purchases and sales of Portfolio securities (collectively referred to as "Covered Persons"). The board of directors of MLIG Advisers also has adopted a code of ethics that covers the conduct and personal securities transactions of officers, directors, and employees MLIG Advisers, including MLIG Advisers' Covered Persons. Likewise, FAM Distributors, Inc. ("FAMD"), the principal underwriter of the Trust, has adopted a code of ethics covering the conduct and personal securities transactions of officers, directors, and employees of FAMD, including FAMD's Covered Persons.

In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, by the Trust or by any Covered Persons of the Trust or MLIG Advisers. More specifically, among other things, the codes prohibit Covered Persons from purchasing securities in an initial public offering and restrict Covered Persons in their purchases of private offerings of securities. The codes of ethics also establish certain "blackout periods" during which: (1) no Covered Person, director, officer, or employee of the Trust may acquire ownership of a security on a day during which the Trust has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio may purchase or sell any security within seven days after the Trust purchases or sells the security. Certain specified transactions are exempt from the provisions of the codes of ethics. Each Adviser also has adopted, and the Trust's board of trustees has reviewed and approved, a substantially similar code of ethics. Each Adviser has represented to the Trust that its code contains provisions reasonably necessary to prevent its personnel from engaging in the deceptive, manipulative, or fraudulent conduct prohibited by Rule 17j-1 or from violating the code.


                              PORTOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN

A Portfolio's average annual total return quotation is computed in accordance with a method prescribed by SEC rules. The average annual total return for a Portfolio for a specified period is determined by assuming a hypothetical $10,000 investment in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the nth root (n representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period.

         The "average annual total return" can be expressed by the following formula:

                                       n
                               P(1 + T)  = ERV

                  P        =   a hypothetical initial payment of $1,000;

                  T        =   average annual total return;

                  n        =   number of years; and

                  ERV      =   Ending Redeemable Value of a hypothetical $1,000
                               investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion).

The ERV assumes complete redemption at the end of the 1-, 5- or 10-year period.

TOTAL RETURN

A Portfolio's total return for a specific period is calculated by first taking an investment (assumed to be $10,000) in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the difference by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

"Total return" represents the cumulative change in the value of an investment for the specified period and is computed by the following formula:

                  Total Return = ERV - P
                                 -------
                                   P

                  Where P =  a hypothetical initial payment of $1,000; and

                  ERV     =  Ending Redeemable Value of a hypothetical $1,000
                             investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion).

30-DAY YIELD

A Portfolio's yield is computed by dividing the net investment income per share earned during the specific one-month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                             6
       Yield =  2   [(a-b +1)  -1]
                -------------------
                   cd

       a =   dividends and interest earned during the period.

       b =   expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d =   the offering price per share on the last day of the period.

The rate of return for a Portfolio is not the rate of return of a corresponding subaccount of a separate account of MLLIC or MLLICNY. Average annual total returns, total returns and yields of such subaccounts reflect the deduction of variable contract charges, including a mortality and expense risk charge, and, when calculated for corresponding periods, are lower. Variable contract holders should consult the prospectus for their contract for subaccount performance figures.


                                 OTHER SERVICES

ADMINISTRATOR AND TRANSFER AGENT

J.P. Morgan Investor Services, located at 73 Tremont Street, Boston, Massachusetts 02108-3913, serves as the Trust's administrator and transfer agent.

CUSTODIAN

J.P. Morgan Chase & Co. ("JP Morgan"), located at 270 Park Avenue, New York, New York 10017 maintains custody of the Trust's assets. JP Morgan is responsible for holding all securities and cash of each Portfolio, receiving and paying for securities purchased, delivering securities sold against payment, and receiving and collecting income from investments, making all payments covering expenses of the Trust, all as directed by persons authorized by the Trust. JP Morgan does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Trust. Portfolio securities of the Portfolios purchased domestically are maintained in the custody of JP Morgan and may be entered into the Federal Reserve, Depository Trust Company, or Participant's Trust Company book entry systems. Pursuant to the Custody Agreement, portfolio securities purchased outside the United States are maintained in the custody of various foreign branches of [JP Morgan] and such other custodians or subcustodians, including foreign banks and foreign securities depositories, as are approved by the board of trustees of the Trust, in accordance with regulations under the 1940 Act.

INDEPENDENT ACCOUNTANTS

The firm of Deloitte & Touche LLP, located at Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, are the Trust's independent accountants.

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP of Washington, D.C. is counsel to the Trust.

PRINCIPAL UNDERWRITER

FAMD serves as the Trust's principal underwriter.

ADDITIONAL INFORMATION

This SAI and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the SEC under the Securities Act of 1933.

                                     PART C


ITEM 23. EXHIBITS.

DESCRIPTION

(a) Declaration of Trust of MLIG Variable Insurance Trust (the "Trust"). (Filed herewith)

(b)     Not Applicable.

(c)     Not Applicable.

(d)(1) Investment Management Agreement between the Trust and MLIG Advisers LLC (To be filed by amendment)

(d)(2) Investment Sub-Advisory Agreement between MLIG and Lord, Abbett & Co. respecting Large Cap Value Portfolio I, Mid Cap Value Portfolio II, Income Portfolio I and Income Portfolio III. (To be filed by amendment)

(d)(3) Investment Sub-Advisory Agreement between MLIG and John A. Levin & Company respecting Large Cap Value Portfolio II. (To be filed by amendment)

(d)(4) Investment Sub-Advisory Agreement between MLIG and Merrill Lynch Investment Managers, L.P. respecting Relative Value Portfolio and Income Portfolio II. (To be filed by amendment)

(d)(5) Investment Sub-Advisory Agreement between MLIG and Sound Capital Partners respecting Large Cap Core Portfolio I. (To be filed by amendment)

(d)(6) Investment Sub-Advisory Agreement between MLIG and National Asset Management Corporation respecting Large Cap Core Portfolio II. (To be filed by amendment)

(d)(7) Investment Sub-Advisory Agreement between MLIG and Nicholas-Applegate Capital Management respecting Large Cap Growth Portfolio I. (To be filed by amendment)

(d)(8) Investment Sub-Advisory Agreement between MLIG and Rittenhouse Financial Services, Inc. respecting Large Cap Growth Portfolio II. (To be filed by amendment)

(d)(9) Investment Sub-Advisory Agreement between MLIG and Seneca Capital Management, LLC respecting Large Cap Growth Portfolio III and Mid Cap Growth Portfolio I. (To be filed by amendment)

(d)(10) Investment Sub-Advisory Agreement between MLIG and Valenzuela Capital Partners LLC respecting Mid Cap Value Portfolio I. (To be filed by amendment)

(d)(11) Investment Sub-Advisory Agreement between MLIG and J. & W. Seligman & Co. regarding Mid Cap Growth Portfolio II. (To be filed by amendment)

(d)(12) Investment Sub-Advisory Agreement between MLIG and NWQ Investment Management Company regarding Small Cap Value Portfolio I. (To be filed by amendment)

(d)(13) Investment Sub-Advisory Agreement between MLIG and PIMCO Advisors LP regarding Small Cap Value Portfolio II. (To be filed by amendment)

(d)(14) Investment Sub-Advisory Agreement between MLIG and Neuberger Berman, LLC regarding Small Cap Growth Portfolio I. (To be filed by amendment)

(d)(15) Investment Sub-Advisory Agreement between MLIG and J.P. Morgan Fleming Asset Management regarding Small Cap Growth Portfolio II. (To be filed by amendment)

(d)(16) Investment Sub-Advisory Agreement between MLIG and Lazard Asset Management regarding International Value Portfolio. (To be filed by amendment)

(d)(17) Investment Sub-Advisory Agreement between MLIG and Credit Suisse Asset Management regarding International Growth Portfolio. (To be filed by amendment)

(e) Principal Underwriting Agreement between the Trust and FAM Distributors, Inc. ("FAMD"). (To be filed by amendment)

(f)     Not Applicable.

(g) Custody Agreement between the Trust and J.P. Morgan Chase & Co. (To be filed by amendment)

(h)(1)  Share Purchase Agreement. (To be filed by amendment)

(h)(2) Administrative Services Agreement between the Trust and J.P. Morgan Investor Services Co. (To be filed by amendment)

(i)(1) Opinion and Consent of Sutherland Asbill & Brennan LLP. (To be filed by amendment)

(i)(2)  Consent of Sutherland Asbill & Brennan LLP. (To be filed by amendment)

(j)     Not Applicable.

(k)     Not Applicable.

(1)     Not Applicable.

(m)     Not Applicable.

(n)     Not Applicable.

(p)(1)  Code of Ethics for the Trust. (To be filed by amendment)

(p)(2)  Code of Ethics for Lord, Abbett & Co. (To be filed by amendment)

(p)(3)  Code of Ethics for John A. Levin & Company. (To be filed by amendment)

(p)(4) Code of Ethics for Merrill Lynch Investment Managers, L.P. (To be filed by amendment)

(p)(5)  Code of Ethics for Sound Capital Partners. (To be filed by amendment)

(p)(6) Code of Ethics for National Asset Management Corporation. (To be filed by amendment)

(p)(7) Code of Ethics for Nicholas-Applegate Capital Management. (To be filed by amendment)

(p)(8) Code of Ethics for Rittenhouse Financial Services, Inc. (To be filed by amendment)

(p)(9) Code of Ethics for Seneca Capital Management, LLC. (To be filed by amendment)

(p)(10) Code of Ethics for Valenzuela Capital Partners LLC. (To be filed by amendment)

(p)(11) Code of Ethics for J. & W. Seligman & Co. (To be filed by amendment)

(p)(12) Code of Ethics for NWQ Investment Management Company. (To be filed by amendment)

(p)(13) Code of Ethics for PIMCO Advisors LP. (To be filed by amendment)

(p)(14) Code of Ethics for Neuberger Berman, LLC. (To be filed by amendment)

(p)(15) Code of Ethics for J.P. Morgan Fleming Asset Management (To be filed by amendment)

(p)(16) Code of Ethics for Lazard Asset Management. (To be filed by amendment)

(p)(17) Code of Ethic for Credit Suisse Asset Management. (To be filed by amendment)

(q)     Powers of Attorney. (To be filed by amendment)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        The list required by this Item 24 (persons controlled by or under common control with Registrant), which includes the subsidiaries of Merrill Lynch & Co., Inc. ("ML"), is incorporated herein by reference to Exhibit ___, "Subsidiaries of Registrant" of the Form 10-K filed by ML pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. __) for the fiscal year ended December 31, 2001 (the "Form 10-K"). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages ____ of the Form 10-K, beginning under the caption ______.


ITEM 25. INDEMNIFICATION.

        As a Delaware business trust, the operations of Registrant are governed by its Declaration of Trust dated February ___, 2002 (the "Declaration of Trust"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It nevertheless is possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

        To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (a) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (b) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (c) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (a) a court refuses to apply Delaware law; (b) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (c) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

        The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        Reference is made to "Investment Management" in the Prospectus forming Part A, and "Investment Advisory and Other Services" in the Statement of Additional Information forming Part B, of this Registration Statement.

        The list required by this Item 26 of officers and directors of MLIG Advisers LLC ("MLIG Advisers"), the Trust's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by MLIG Advisers pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") SEC File No.[ ]).

        The list required by this Item 26 of officers and directors of Lord, Abbett & Co. ("Lord Abbett"), the investment sub-adviser to the Large Cap Value Portfolio I, Mid Cap Value Portfolio II, Income Portfolio I, and Income Portfolio III, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Lord Abbett pursuant to the Advisers Act (SEC File No. 801-6997).

        The list required by this Item 26 of officers and directors of John A. Levin & Company ("Levin & Co."), the investment sub-adviser to the Large Cap Value Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Levin & Co. pursuant to the Advisers Act (SEC File No. 801-52602).

        The list required by this Item 26 of officers and directors of Merrill Lynch Investment Managers, L.P., ("MLIM") the investment sub-adviser to the Relative Value Portfolio and Income Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by MLIM pursuant to the Advisers Act (SEC File No. [ ]).

        The list required by this Item 26 of officers and directors of Sound Capital Partners ("Sound Capital"), the investment sub-adviser to the Large Cap Core Portfolio I, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Sound Capital pursuant to the Advisers Act (SEC File No. 801-53275).

        The list required by this Item 26 of officers and directors of National Asset Management Corporation ("National Asset"), the investment sub-adviser to the Large Cap Core Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by National Asset pursuant to the Advisers Act (SEC File No. 801-33949).

        The list required by this Item 26 of officers and directors of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), the investment sub-adviser to the Large Cap Growth Portfolio I, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Nicholas-Applegate pursuant to the Advisers Act (SEC File No. 801-21442).

        The list required by this Item 26 of officers and directors of Rittenhouse Financial Services, Inc. ("Rittenhouse"), the investment sub-adviser to the Large Cap Growth Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Rittenhouse pursuant to the Advisers Act (SEC File No. 801-18394).

        The list required by this Item 26 of officers and directors of Seneca Capital Management, LLC ("Seneca Capital"), the investment sub-adviser to the Large Cap Growth Portfolio III and Mid Cap Growth Portfolio I, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Seneca Capital pursuant to the Advisers Act (SEC File No. [ ]).

        The list required by this Item 26 of officers and directors of Valenzuela Capital Partners LLC ("Valenzuela Capital"), the investment sub-adviser to the Mid Cap Value Portfolio I, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Valenzuela Capital pursuant to the Advisers Act (SEC File No. 801-35519).

        The list required by this Item 26 of officers and directors of J. & W. Seligman & Co. ("Seligman"), the investment sub-adviser to the Mid Cap Growth Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Seligman pursuant to the Advisers Act (SEC File No. 801-15798).

        The list required by this Item 26 of officers and directors of NWQ Investment Management ("NWQ"), the investment sub-adviser to the Small Cap Value Portfolio I, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by NWQ pursuant to the Advisers Act (SEC File No. 801-42159).

        The list required by this Item 26 of officers and directors of PIMCO Advisor LP ("PIMCO"), the investment sub-adviser to the Small Cap Value Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. [ ]).

        The list required by this Item 26 of officers and directors of Neuberger Berman, LLC ("Neuberger"), the investment sub-adviser to the Small Cap Growth Portfolio I, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Neuberger pursuant to the Advisers Act (SEC File No. 801-3908).

        The list required by this Item 26 of officers and directors of J.P. Morgan Fleming Asset Management ("J.P. Morgan"), the investment sub-adviser to the Small Cap Growth Portfolio II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by J.P. Morgan pursuant to the Advisers Act (SEC File No. 801-50256).

        The list required by this Item 26 of officers and directors of Lazard Asset Management ("Lazard Management"), the investment sub-adviser to the International Value Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Lazard Management pursuant to the Advisers Act (SEC File No. 801-6568).

        The list required by this Item 26 of officers and directors of Credit Suisse Asset Management ("Credit Suisse"), the investment sub-adviser to the International Growth Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Credit Suisse pursuant to the Advisers Act (SEC File No. [ ]).

 ITEM 27. PRINCIPAL UNDERWRITERS

        (a)     FAMD serves as the principal underwriter for the Trust.

        (b) The information required by this Item 27 with respect to each director and officer of FAMD is incorporated herein by reference to Schedule A of Form BD filed by FAMD pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-014663).

        (c)     Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Rules thereunder will be maintained at the offices of the Trust, MLIG Advisers, 800 Scudders Mill Road, Plainsboro, New Jersey, 08536, J.P. Morgan Chase & Co., 270 Park Avenue, New York, NY 10017 and J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, Massachusetts 02108-3913.


ITEM 29. MANAGEMENT SERVICES.

        Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions "Investment Management" and "Investment Management Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS.

        Not Applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Princeton, and State of New Jersey, on the 20th day of February, 2002.

                                        MLIG VARIABLE INSURANCE TRUST
                                                 (Registrant)

                                        By: /s/ Barry G. Skolnick
                                            ------------------------------------
                                                     Barry G. Skolnick
                                                         Trustee

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                            Title                   Date

                                            Trustee            February 20, 2002
/s/ Barry G. Skolnick
-----------------------------
      Barry G. Skolnick
                                            Trustee            February 20, 2002
/s/ Edward W. Diffin
-----------------------------
      Edward W. Diffin, Jr.

                                  EXHIBIT INDEX

      EXHIBIT
       NUMBER                 DESCRIPTION
       ------                 -----------
        (a)       Declaration of Trust of MLIG Variable Insurance Trust